Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NCTY
Entity Registrant Name	THE9 LTD
Entity Central Index Key	0001296774
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	28,783,929

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Online game services	$ 25,262,933	157,390,602	109,046,980	106,471,474
Other revenues	993,654	6,190,562	3,418,618	2,042,108
Revenue, net, total	26,256,587	163,581,164	112,465,598	108,513,582
Sales taxes	(1,468,251)	(9,147,349)	(6,089,044)	(5,675,992)
Net revenues	24,788,336	154,433,815	106,376,554	102,837,590
Cost of services	(11,141,977)	(69,415,631)	(39,117,993)	(103,256,343)
Gross profit (loss)	13,646,359	85,018,184	67,258,561	(418,753)
Operating expenses:
Product development	(48,389,447)	(301,471,091)	(212,121,930)	(139,431,649)
Sales and marketing	(30,017,435)	(187,011,621)	(90,496,700)	(63,290,886)
General and administrative	(27,348,340)	(170,382,896)	(174,665,299)	(112,692,772)
Impairment of equipment and intangible assets	(91,353)	(569,139)	0	(37,949,452)
Loss on termination of R&D VIE arrangements	(2,904,287)	(18,093,999)	0	(1,082,591)
Total operating expenses	(108,750,862)	(677,528,746)	(477,283,929)	(353,364,759)
Other operating income	19,261	120,000	25,993,004	0
Loss from operations	(95,085,242)	(592,390,562)	(384,032,364)	(353,783,512)
Interest income, net	3,496,878	21,785,899	30,416,367	23,183,239
Other (expenses) income, net	745,404	4,643,937	(652,993)	19,258,286
Loss before income tax expense, gain on investment disposal, impairment loss on investments and share of loss in equity investments	(90,842,960)	(565,960,726)	(354,268,990)	(311,341,987)
Income tax expense	0	0	(165)	(7,368,020)
Loss before gain on investment disposal, impairment loss on investments and share of loss in equity investments	(90,842,960)	(565,960,726)	(354,269,155)	(318,710,007)
Gain on investment disposal	2,524,164	15,725,792	44,434,802	6,827,900
Impairment loss on investments	(520,657)	(3,243,744)	0	(196,115,321)
Share of loss in equity investments	(1,018,836)	(6,347,447)	(3,341,607)	(10,713,295)
Net loss	(89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Less: Net loss attributable to noncontrolling interest	(7,355,264)	(45,824,033)	(28,846,029)	(19,099,129)
Net loss attributable to holders of ordinary shares	(82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)
Net loss	(89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Other comprehensive loss:
Unrealized loss on available-for-sale investments	(9,085)	(56,600)	0	0
Currency translation adjustments	(157,254)	(979,709)	(4,304,857)	(2,511,883)
Comprehensive loss	(90,024,628)	(560,862,434)	(317,480,817)	(521,222,606)
Less: Comprehensive loss attributable to noncontrolling interest	(7,402,357)	(46,117,427)	(29,279,528)	(19,514,314)
Comprehensive loss attributable to holders of ordinary shares	$ (82,622,271)	(514,745,007)	(288,201,289)	(501,708,292)
Net loss attributable to holders of ordinary shares per share-Basic and diluted	$ (3.37)	(20.98)	(11.39)	(19.89)
Weighted average number of shares outstanding-Basic and diluted	24,494,046	24,494,046	24,956,197	25,121,679

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 88,967,883	554,278,809	1,071,725,828
Short term investment	140,824	877,350	0
Accounts receivable, net of allowance for doubtful accounts of 2011: nil, 2012: RMB26,834	2,507,452	15,621,678	10,054,911
Advances to suppliers	336,195	2,094,525	3,365,755
Prepayments and other current assets	12,202,405	76,022,204	66,060,141
Prepaid royalties	2,378,827	14,820,331	15,556,270
Deferred costs	144,614	900,961	1,903,099
Total current assets	106,678,200	664,615,858	1,168,666,004
Restricted cash	118,451	737,959	0
Investments in equity investees	12,201,696	76,017,792	72,051,143
Available-for-sale investments	1,008,892	6,285,500	6,342,100
Property, equipment and software	10,365,053	64,575,315	60,513,021
Goodwill	1,606,916	10,011,247	10,035,775
Intangible assets	24,887,211	155,049,811	159,493,400
Land use right	11,896,296	74,115,115	76,036,026
Other long-term assets	9,781,027	60,936,775	75,756,603
Total assets	178,543,742	1,112,345,372	1,628,894,072
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 18,844,789 and 19,753,814 as of December 31, 2011, and December 31, 2012, respectively)	8,819,633	54,947,197	44,149,842
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 3,042,253 and 1,487,795 as of December 31, 2011, and December 31, 2012, respectively)	665,904	4,148,647	5,797,785
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 16,115,067 and 7,119,429 as of December 31, 2011, and December 31, 2012, respectively)	2,869,625	17,878,053	27,010,571
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 12,011,822 and 12,827,945 as of December 31, 2011, and December 31, 2012, respectively)	3,251,204	20,255,327	16,661,791
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 169,998,682 as of both December 31, 2011, and December 31, 2012)	27,286,670	169,998,682	169,998,682
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Group of 23,037,145 and 22,014,045 as of December 31, 2011, and December 31, 2012, respectively)	8,103,346	50,484,656	47,906,323
Total current liabilities	50,996,382	317,712,562	311,524,994
Long-term accounts payables (including Long-term accounts payables of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2011 and December 31, 2012)	6,406,466	39,912,925	60,016,072
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2011 and December 31, 2012)	884,150	5,508,341	5,521,837
Total liabilities	58,286,998	363,133,828	377,062,903
Commitments and contingencies (Note 28)
The9 Limited shareholders' equity
Ordinary shares (US$0.01 par value; 250,000,000 shares authorized as of December 31, 2011 and 2012, 24,456,805 and 24,484,634 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	320,603	1,997,390	1,996,367
Additional paid-in capital	344,844,566	2,148,416,134	2,110,986,623
Statutory reserves	4,505,864	28,071,982	28,071,982
Accumulated other comprehensive loss	(1,077,185)	(6,710,971)	(5,968,056)
Accumulated deficit	(222,517,825)	(1,386,308,302)	(872,306,210)
The9 Limited shareholders' equity	126,076,023	785,466,233	1,262,780,706
Noncontrolling interest	(5,819,279)	(36,254,689)	(10,949,537)
Total equity	120,256,744	749,211,544	1,251,831,169
Total liabilities and equity	$ 178,543,742	1,112,345,372	1,628,894,072

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts		26,834
Accounts payable, consolidated VIEs	8,819,633	54,947,197	44,149,842	19,753,814	18,844,789
Other taxes payable, consolidated VIEs	665,904	4,148,647	5,797,785	1,487,795	3,042,253
Advances from customers, consolidated VIEs	2,869,625	17,878,053	27,010,571	7,119,429	16,115,067
Deferred revenue, consolidated VIEs	3,251,204	20,255,327	16,661,791	12,827,945	12,011,822
Refund of game points, consolidated VIEs	27,286,670	169,998,682	169,998,682	169,998,682	169,998,682
Other payables and accruals, consolidated VIEs	8,103,346	50,484,656	47,906,323	22,014,045	23,037,145
Long-term accounts payables,consolidated VIEs	6,406,466	39,912,925	60,016,072
Deferred tax liabilities, non-current , consolidated VIEs	$ 884,150	5,508,341	5,521,837
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	24,484,634	24,484,634	24,456,805
Ordinary shares, shares outstanding	24,484,634	24,484,634	24,456,805

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings (deficit) USD ($)	Retained earnings (deficit) CNY	Equity attributable to The9 limited USD ($)	Equity attributable to The9 limited CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2009		2,013,449,601		2,051,712		2,069,616,975		28,071,982		0		(88,364,685)		2,011,375,984		2,073,617
Beginning Balance (in shares) at Dec. 31, 2009				25,121,645
Net loss		(518,710,723)		0		0		0		0		(499,611,594)		(499,611,594)		(19,099,129)
Unrealized loss on available -for-sales investment		0
Currency translation adjustments		(2,511,883)								(2,096,698)				(2,096,698)		(415,185)
Comprehensive loss		(521,222,606)												(501,708,292)		(19,514,314)
Recognition of noncontrolling interest from an acquisition		15,417,870		0		0		0		0		0		0		15,417,870
Issuance of ordinary shares from stock option exercise (in shares)				2,502
Issuance of ordinary shares from stock option exercise		85,004		166		84,838		0		0		0		85,004		0
Employee share based compensation		30,179,917		0		27,864,312		0		0		0		27,864,312		2,315,605
Purchase of shares of a subsidiary from holders of noncontrolling interest		(598,739)		0		523,586		0		0		0		523,586		(1,122,325)
Dissolution of two VIEs		(2,100,946)		0		0		0		0		0		0		(2,100,946)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(6,981,392)		0		0		0		(6,981,392)		6,981,392
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		6,666		0		5,564		0		0		0		5,564		1,102
Ending Balance at Dec. 31, 2010		1,535,216,767		2,051,878		2,091,113,883		28,071,982		(2,096,698)		(587,976,279)		1,531,164,766		4,052,001
Ending Balance (in shares) at Dec. 31, 2010				25,124,147
Net loss		(313,175,960)		0		0		0		0		(284,329,931)		(284,329,931)		(28,846,029)
Unrealized loss on available -for-sales investment		0
Currency translation adjustments		(4,304,857)		0		0		0		(3,871,358)		0		(3,871,358)		(433,499)
Comprehensive loss		(317,480,817)												(288,201,289)		(29,279,528)
Issuance of noncontrolling interest		2,395,000		0		0		0		0		0		0		2,395,000
Issuance of ordinary shares from stock option exercise (in shares)				61,474
Issuance of ordinary shares from stock option exercise		716,873		3,920		712,953		0		0		0		716,873		0
Repurchase and retirement of ADSs (in shares)				(728,816)
Repurchase and retirement of ADSs		(21,087,153)		(59,431)		(21,027,722)		0		0		0		(21,087,153)		0
Employee share based compensation		53,271,520		0		51,358,820		0		0		0		51,358,820		1,912,700
Purchase of shares of a subsidiary from holders of noncontrolling interest (in shares)				0
Purchase of shares of a subsidiary from holders of noncontrolling interest		(1,205,640)		0		1,565,749		0		0		0		1,565,749		(2,771,389)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(12,741,104)		0		0		0		(12,741,104)		12,741,104
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		4,619		0		4,044		0		0		0		4,044		575
Ending Balance at Dec. 31, 2011		1,251,831,169		1,996,367		2,110,986,623		28,071,982		(5,968,056)		(872,306,210)		1,262,780,706		(10,949,537)
Ending Balance (in shares) at Dec. 31, 2011				24,456,805
Net loss	(89,858,289)	(559,826,125)		0		0		0		0		(514,002,092)		(514,002,092)		(45,824,033)
Unrealized loss on available -for-sales investment	(9,085)	(56,600)		0		0		0		(56,600)		0		(56,600)		0
Currency translation adjustments	(157,254)	(979,709)		0		0		0		(686,315)		0		(686,315)		(293,394)
Comprehensive loss	(90,024,628)	(560,862,434)												(514,745,007)		(46,117,427)
Issuance of ordinary shares from stock option exercise (in shares)				68,321
Issuance of ordinary shares from stock option exercise		917,622		4,325		913,297		0		0		0		917,622		0
Repurchase and retirement of ADSs (in shares)				(40,492)
Repurchase and retirement of ADSs		(839,541)		(3,302)		(836,239)		0		0		0		(839,541)		0
Employee share based compensation		37,378,374		0		33,415,941		0		0		0		33,415,941		3,962,433
Purchase of shares of a subsidiary from holders of noncontrolling interest						0
Change in equity interest attributable to noncontrolling interest		0		0		3,933,247		0		0		0		3,933,247		(3,933,247)
Termination of contractual arrangements with R&D VIEs		20,782,431		0		0		0		0		0		0		20,782,431
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		3,923		0		3,265		0		0		0		3,265		658
Ending Balance at Dec. 31, 2012	$ 120,256,744	749,211,544	$ 320,603	1,997,390	$ 344,844,566	2,148,416,134	$ 4,505,864	28,071,982	$ (1,077,185)	(6,710,971)	$ (222,517,825)	(1,386,308,302)	$ 126,076,023	785,466,233	$ (5,819,279)	(36,254,689)
Ending Balance (in shares) at Dec. 31, 2012			24,484,634

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Subsidiary USD ($)	Dec. 31, 2012 Subsidiary CNY	Dec. 31, 2011 Subsidiary CNY	Dec. 31, 2010 Subsidiary CNY
Cash flows from operating activities:
Net loss	$ (89,858,289)	(559,826,125)	(313,175,960)	(518,710,723)
Adjustments for:
Deferred taxes	0	0	0	7,407,081
(Gain) loss on disposal of property, equipment and software	(22,498)	(140,163)	2,334,725	(984,264)
Impairment of intangible assets	91,353	569,139	0	33,020,462
Impairment loss on investments	520,657	3,243,744	0	196,115,321
Impairment on equipment	0	0	0	4,928,990
Depreciation and amortization of property, equipment and software	3,252,938	20,266,129	14,914,744	23,856,884
Amortization of land use right	308,327	1,920,911	1,920,910	1,920,911
Amortization of intangible assets	1,711,512	10,662,892	1,958,630	10,012,288
Share of loss in equity investments	1,018,836	6,347,447	3,341,607	10,713,295
Gain on investment disposal	(2,524,164)	(15,725,792)	(44,434,802)	(6,827,900)
Allowance for doubtful accounts	4,308	26,834	0	0
Provision for up front prepaid royalties and deferred costs	138,897	865,340	0	5,518,917
Provision for due from related party	0	0	0	1,285,845
Provision for prepayments and other current assets	328,309	2,045,397	523,968	200,000
Loss on termination of R&D VIE arrangements	2,904,287	18,093,999	0	1,082,591
Exchange loss (gain)	(304,765)	(1,898,715)	10,574,954	4,527,477
Stock based compensation expense	5,999,643	37,378,374	53,271,520	30,179,917
Issuance of noncontrolling interest	0	0	2,395,000	0
Change in accounts receivable	(1,108,147)	(6,903,864)	657,341	(9,792,038)
Change in due from related party	0	0	0	(175,421)
Change in advances to suppliers	(24,363)	(151,783)	11,455,907	(10,086,545)
Change in prepayments and other current assets	(1,832,809)	(11,418,586)	(5,241,174)	11,804,104
Change in prepaid royalties	(26,599)	(165,712)	(699,541)	(21,134,410)
Change in deferred costs	160,854	1,002,138	1,008,838	(1,395,336)
Change in other long-term assets	523,816	3,263,426	6,999,964	(18,016,107)
Change in accounts payable	(38,735)	(241,324)	(18,019,185)	4,163,941
Change in income tax payable	0	0	0	(29,947)
Change in other taxes payable	(481,003)	(2,996,695)	1,672,970	(2,044,225)
Change in advances from customers	(491,568)	(3,062,517)	19,908,926	(2,052,793)
Change in deferred revenue	627,327	3,908,307	(1,846,378)	7,574,705
Change in refund of game points	0	0	(25,993,004)
Change in other payables and accruals	601,457	3,747,136	5,575,476	(10,614,609)
Net cash used in operating activities	(78,520,419)	(489,190,063)	(270,894,564)	(247,551,589)
Cash flows from investing activities
Increase in restricted cash	(118,451)	(737,959)	0	0
Purchase of short term investment	(140,824)	(877,350)	0	0
Acquisition, net of cash acquired	0	0	0	(7,512,404)
Net cash disposed of upon deconsolidation of VIEs	(1,029,363)	(6,413,031)	0	(2,207,437)
Proceeds from disposal of cost method investee	1,646,233	10,256,199	71,528,002	0
Cash paid to acquire equity investees and available-for-sale investments	(2,176,183)	(13,557,840)	(33,984,340)	(39,093,200)
Extension of loans receivable	(842,683)	(5,250,000)	(3,000,000)	(2,000,000)
Collection of loans receivable	481,533	3,000,000	2,025,000	13,660,000
Proceeds from disposal of available-for-sale investments	0	0	0	6,827,900
Proceeds from disposal of property, equipment and software	260,020	1,619,951	81,171	1,500,000
Proceeds from refund of Investment	4,670,692	29,098,880	28,019,115	0
Proceeds from refund of upfront license fees	0	0	13,245,400	41,873,102
Prepayment and deposits paid for property, equipment and software	(689,449)	(4,295,338)	(28,565,286)	0
Purchase of property, equipment and software	(4,423,433)	(27,558,433)	(17,566,350)	(7,856,721)
Purchase of intangible assets	(1,197,028)	(7,457,601)	(73,073,785)	(12,305,541)
Net cash used in investing activities	(3,558,936)	(22,172,522)	(41,291,073)	(7,114,301)
Cash flows from financing activities:
Purchase of additional equity interest in subsidiary	0	0	(1,205,640)	(598,739)
Proceeds from stock option exercise	147,289	917,622	716,873	85,004	630	3,923	4,619	6,666
Repurchase of ADSs	(134,756)	(839,541)	(21,087,153)	0
Payment for accounts payable related to purchase of intangible assets	(1,150,326)	(7,166,649)	0	0
Net cash provided by (used in) financing activities	(1,137,163)	(7,084,645)	(21,571,301)	(507,069)
Effect of foreign exchange rate changes on cash	160,545	1,000,211	(10,706,528)	(3,719,092)
Net change in cash and cash equivalents	(83,055,973)	(517,447,019)	(344,463,466)	(258,892,051)
Cash and cash equivalents, beginning of year	172,023,856	1,071,725,828	1,416,189,294	1,675,081,345
Cash and cash equivalents, end of year	88,967,883	554,278,809	1,071,725,828	1,416,189,294
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	0	165	1,839
Supplemental disclosure of non-cash investing and financing activities:
Accrual related to purchase of property, equipment and software	424,900	2,647,168	3,102,167	886,319
Accrual related to purchase of intangible assets and related withholding taxes	11,693,998	72,854,780	80,021,430	8,609,510
Receivable on refund of investment in an equity investee	1,164,105	7,252,493	36,351,373	66,227,000
Receivable on refund of upfront licensing fees	$ 0	0	0	13,245,400

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited (the “Company”), which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries and variable interest entities (“VIE subsidiaries” or “VIEs”). The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2012:

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	Subsidiary	100%	—
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	Subsidiary	—	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	Subsidiary	—	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	Subsidiary	—	100%
9Dream Limited (“9Dream”)	July-05	Hong Kong	Subsidiary	100%	—
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	Subsidiary	—	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	Subsidiary	—	100%
Jiu Tuo (Shanghai) Information Technology Limited (“Jiu Tuo”)	July-07	PRC	Subsidiary	—	100%
China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	Subsidiary	100%	—
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	Subsidiary	100%	—
New Star International Development Limited (“New Star”)	January-08	Hong Kong	Subsidiary	100%	—
The9 Development Center Limited (“TDC”)	June-08	Hong Kong	Subsidiary	100%	—
TDC (Asia) Limited (“TDC Asia”)	April-09	British Virgin Islands	Subsidiary	—	100%

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	Subsidiary	—	81% (Note 5)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)	April-10	Singapore	Subsidiary	100%	—
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	Subsidiary	100%	—
The9 Korea Co., Ltd. (“The9 Korea”)	February-11	Korea	Subsidiary	100%	—
Red 5 Korea Co., Ltd. (“Red 5 Korea”)	Novermber-10	Korea	Subsidiary	100%	—
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiucheng Advertisement Co., Ltd. (“Shanghai Jiucheng Advertisement”)	April-07	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. (“Huopu Cloud”)	December-10	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	Wholly-owned subsidiary of Huopu Cloud	None
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-11	PRC	VIE subsidiary	None (Note 4)
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-12	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai The9 Education Software Technology Co., Ltd. (“The9 Education”)	May-12	PRC	Wholly-owned subsidiary of Shanghai IT	None

The Company, its subsidiaries and VIE subsidiaries are collectively referred to as “the Group”. The Group is principally engaged in the development and operation of online games and internet related businesses, including massively multiplayer online role playing games (“MMORPGs”), web games, social games, mobile games and TV games. The Group launched licensed MMORPGs as well as proprietary MMORPGs, including Soul of Utimate Nation and Shen Xian Zhuan and web and social games including Winning Goal, Q Jiang San Guo, Winning Dunk and ReXueWuShuang, in mainland China. The Group also started monetization on one proprietary game, Firefall, a massively multiplayer online first-person shooter game (“MMOFPS”), in the United States in 2012. In 2011, the Group launched The9 Game Zone, which is a mobile game platform in mainland China.

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The Group suffered loss and cash outflows from operations for the year ended December 31, 2010, 2011 and 2012, respectively, subsequent to the non-renewal of World of Warcraft (“WoW”) license in 2009. During the year of 2012, the Group’s net cash outflows from operations was RMB 489.2 million (US$78.5 million). The Group expects to continue to incur product development, and sales and marketing expenses for licensed and proprietary new games. The Group currently depend on a limited number of games for substantially all of the Group’s revenues and are making significant investments in the development of new games. If any of these games incur any adverse developments or if the Group is unable to develop, purchase or license additional games that are attractive to users and result in overall revenue growth, the Group’s business, financial condition and results of operations may be materially and adversely affected. The Group regards the going concern assumption as appropriate as the Group plans to launch several MMORPGs and MMOFPSs, web and social games during the year ending December 31, 2013, which are expected to be accretive to the Group’s operating results and cash flows from operations. Management also has the ability to manage the cash balances by controlling the level of discretionary spending on product development and sales and marketing, and believes the Group will be able to satisfy its liabilities in the normal course of business. As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern.

<2> Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary and VIEs in which it has a controlling financial interest. The results of the subsidiary are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiary and VIEs have been eliminated in consolidation.

PRC laws and regulations currently prohibit or restrict foreign ownership of Internet-related business. In September 2009, the General Administration of Press and Publication (“GAPP”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform and the Further Strengthening of the Administration of Pre-approval on Online Games and Approval on Import Online Games, or the GAPP Circular. It is not clear that the regulatory authority of the GAPP applies to the regulation of ownership structures of online game companies based in the PRC. While the GAPP Circular is applicable to the Group and its business in terms of publication and pre-approval of online games, to date, GAPP has not issued any interpretation of Section 4 of the GAPP Circular to specifically invalidate VIE agreements and, to the Group’s knowledge, has not taken any enforcement action under Section 4 of the GAPP Circular against any of the companies that rely on contractual arrangements with VIEs to operate online games in the PRC. Therefore, the Group believes that its ability to direct the activities of VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

<3> Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than temporary impairment, revenue recognition, assessment of recoverability of long-lived assets and goodwill impairment, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets and contingencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

<4> Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Group’s functional currency with the exception of its subsidiaries, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, is the RMB. The functional currency of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea is United States Dollar (“US$”, or “US dollars”), United States Dollar, Singapore Dollar, Korean Won and Korean Won, respectively. Assets and liabilities of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income (loss). The aggregate foreign exchange net (loss) gain was RMB(4.5) million, RMB(10.6) million and RMB1.9 million (US$0.3 million) for the years ended December 31, 2010, 2011 and 2012, respectively. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in other income (expense) in the consolidated statements of operations and comprehensive income (loss).

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with an original maturity date of three months or less. At December 31, 2011 and 2012, cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2011 and 2012 are amounts denominated in US Dollars totaling US$16.1 million and US$8.3 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB959.9 million and RMB499.5 million (US$80.2 million) as of December 31, 2011 and 2012, respectively.

<6> Short term investments

Short term investments represent the bank time deposits with original maturities longer than three months and less than one year.

<7> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from prepaid card distributors and third party game platforms, and are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of RMB nil, RMB nil and RMB 0.03 million in 2010, 2011 and 2012, respectively. In 2011, the Company wrote off uncollectable accounts receivable of RMB22.2 million, which had been fully provided for in 2009.

<8> Prepaid royalties and deferred costs

Royalties paid to the licensors of games are initially recognized as prepaid royalties when paid and subsequently recognized as deferred costs upon the customers’ online registration and activation of their cards or online points. Royalties payable to the licensors or receivable from collection agents upon customers’ charging their accounts are initially recorded as deferred costs upon the customers’ online registration and activation of their cards or online points. Deferred costs are then ultimately recognized as cost of services in the consolidated statements of operations and comprehensive income (loss) based upon the actual consumption of game premium features or usage of the game playing time by the customers or when the likelihood that the Group would provide further services to those customers becomes remote.

<9> Restricted cash

Restricted cash mainly represents cash held in a designated bank account for the sole purpose to guarantee the performance of a service agreement with a third party platform. Due to the contractual terms of the restriction, the balance has been classified as a non-current asset.

<10> Investments in equity investees

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group assesses its equity investments for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment is adjusted downward to reflect these declines in value.

<11> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income. As of December 31, 2011 and 2012, the Group did not hold trading securities or held-to-maturity securities.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

<12> Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	The shorter of respective term of the leases or the estimated useful lives of the leasehold improvements

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

<13> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In September 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits us to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

<14> Intangible assets

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon the monetization of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill if they lived until completion or abandonment of the associated research and development efforts. The acquired In-process research and development costs were recorded as acquired game development cost upon completion of the research and development efforts and is amortized on a straight-line basis over the useful economic life of the relevant online game. Amortization of acquired game development cost commences upon the monetization of the related online game.

<15> Land use right

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group’s office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

<16> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

<17>Revenue recognition

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third party platform and overseas licensing of the online game to other operators. The Group recognizes revenues when persuasive evidence of an arrangement exists, services are delivered or performed, our price is fixed or determinable and collectability is reasonably assured.

Online game services to players on the Group’s game server

The Group sells its prepaid game cards and prepaid online points for its online game products to distributors who in turn ultimately sell them to players. The Group adopts virtual item / service consumption model for the online game services.

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. The distribution of points to players is typically made by sales of prepaid game cards and prepaid online points. Fees for prepaid game cards and prepaid online points are deferred when received. Revenue is recognized over the estimated life of the premium features or as the premium features are consumed.

For in-game premium features that are immediately consumed, revenue is recognized upon consumption. For premium features with a stated expiration time, which range from one to 90 days, revenue is recognized ratably over the period starting from when the feature is first used to the expiration time. For perpetual features with no predetermined expiration, revenue is recognized ratably over the estimated average lives of the perpetual features, which are typically less than one year. When estimating the average lives of the in-game perpetual features, the Group considers the average period that players typically play the game, other player behavior patterns, and factors including the acceptance and popularity of expansion packs, promotional events launched, and market conditions. Future usage patterns of players may differ from the historical usage patterns on which the virtual item / service consumption revenue recognition model is based. The Group continually monitors the operational statistics and usage patterns.

Online game operation services over third party platform

For social games, TV games and certain web games, while they are also adopting the virtual item / service consumption model, these games are launched on the third party game platforms and telecom carriers. Revenue from social and web games operated through third party game platforms are recognized upon consumption of the in-game premium features with the amount net of remittance to the third party game platforms as the Group does not set the pricing of the in-game currency of the third party game platforms. Revenue from TV games operated through telecom carriers is recognized upon consumption of the in-game premium features with the gross amount received by telecom carriers as the Group is the primary obligor of the game operation. The remittance to telecom carrier is recognized as costs of services when incurred.

Overseas licensing revenue

The Group licenses proprietary online games to operators in overseas market and receives license fees and royalty income in connection with their operation of the games. License fee revenue is recognized over the license period upon the commercialization of the game in the overseas market. Royalty income is recognized when earned, provided that collectability is reasonably assured.

Other revenues

Other revenues include those generated from game operating support, training and advertisement and short message services.

Game operating support, training and advertisement

Game operating support, training and advertisement revenue include revenues generated from providing technical support services, including website development and construction, hardware and software support, training, maintenance and advertisements to customers. These revenues are recognized when delivery of the service and advertisement has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Short message services

The Group contracts with various Chinese mobile carriers for the transmission of wireless short messaging services related to the Group’s games. Revenue is recognized in the period in which services are performed, provided that no significant obligation remains, collection of receivables is reasonably assured and the amount can be accurately estimated.

Sales Tax

The Group is subject to business tax at a rate of 5% and related surcharges on revenues earned in the PRC. Sales tax and related charges for revenues earned from the sale of online points are recognized as sales tax in the consolidated statements of operations and comprehensive income (loss) and are deducted from gross revenues to arrive at net revenues.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value-added tax (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Shanghai, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from August 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax.

<18>Advances from customers, deferred revenue, and deferred costs

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features by players or when the likelihood that the Group would provide further online game service to those customers is remote. Direct service costs, primarily, prepaid royalties, related to deferred revenue and advances from customers are also deferred. Deferred service costs are recognized in the consolidated statements of operations and comprehensive income (loss) in the period in which the related online game’s prepaid fees are recognized as revenue.

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the monetization of the game is recorded in advances from operators.

<19>Cost of services

Cost of services consists primarily of online game royalties, payroll, depreciation, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, production costs for prepaid game cards, intangible assets amortization and other overhead expenses directly attributable to the services provided.

<20>Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charge and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

<21>Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB23.5 million, RMB32.8 million and RMB85.3 million (US$13.7 million) for the years ended December 31, 2010, 2011 and 2012, respectively, were expensed as incurred.

<22>Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB23.5 million, RMB1.2 million and RMB0.7 million (US$0.1 million) for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded in other income in the consolidated statements of operations and comprehensive income (loss).

<23>Share-based compensation

The Group measures the cost of employee services received in exchange for stock-based compensation at the grant date fair value of the share-based awards. The fair value of the share awards were measured using the fair value of shares, while the fair value of the options or equity warrants were measured using the Black-Scholes option pricing model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. For the options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States (“US”) government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

<24>Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease periods.

<25>Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

<26>Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests is presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income (loss) to be attributed to controlling and noncontrolling interest.

<27>Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

<28>Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As the Group primarily generates all its revenues from customers in the PRC and almost all the Group’s long lived assets are located in the PRC, no geographical segments are presented.

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Due to the limited availability of online payment systems in China, a substantial portion of the Group’s sales are carried out via a distribution network composed of third-party distributors. The Group sells in-game items primarily through sales of prepaid cards and prepaid online points to its customers via Beijing Huiyuan Net Technology Co., Ltd., a national online distributor. Accounts receivable from this national online distributor represent 9% and 12% of the Group’s total accounts receivable as of December 31, 2011 and December 31, 2012, respectively.

<30>Acquisitions

The Group measures the consideration it transfers at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations and comprehensive income (loss).

<31>Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

<32>Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable and long-term accounts payable. The carrying value of the Group’s cash and cash equivalents, restricted cash, short-term investment, accounts receivable and accounts payable approximate their market values due to the short-term nature of these instruments. The carrying value of long term accounts payable approximates its fair value as the impact to discount the long term payable with interest rate is insignificant. The Group does not use derivative instruments to manage risks.

<33>Recent accounting pronouncements

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The adoption of this ASU is not expected to have a significant effect on the Group’s consolidated financial statements.

CONVENIENCE TRANSLATION	12 Months Ended
Dec. 31, 2012
CONVENIENCE TRANSLATION

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiary, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, maintains its accounting records and prepares its financial statements in RMB. The United States dollar (“US dollar” or “US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2012. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES

4. VARIABLE INTEREST ENTITIES

The Group is the primary beneficiary of certain VIEs, including i) Shanghai IT and Huopu Cloud which were designed by the Group to comply with PRC regulations that prohibit direct foreign ownership of businesses that operate online games in the PRC, and ii) Hangzhou Fire Rain Network Technology Co., Ltd.(“Fire Rain”), Shenzhen Wanyouyinli Technology Co., Ltd. (“Wanyouyl”) and Mengxiang Hulian, which are start-up research and development companies (“R&D VIEs”) developing games funded by the Group.

Shanghai IT and Huopu Cloud

Shanghai IT and Huopu Cloud are VIEs of the Group, which were designed by the Group to comply with PRC regulations that prohibit direct foreign ownership of businesses that operate online and TV games in the PRC. The game operation was primarily performed by Shanghai IT.

There are a few key contractual arrangements between The9 Computer (the “WOFE”) and related VIEs that provide the Group with a controlling financial interest over the VIEs and upon which the Group concluded that it is required to consolidate these entities pursuant to the guidance in ASC 810.

A summary of the contractual agreements referenced above is as follows:

1)	Loan Agreement. The WOFE entered into loan agreements with each shareholder of the relevant VIEs. Pursuant to the terms of these loan agreements, the WOFE granted an interest-free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The loans have an unspecified term and will remain outstanding for the duration of WOFE or until such time that the WOFE elects to terminate the agreement (which is at the WOFE’s sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WOFE’s prior written request.

2)	Equity Pledge Agreement. The shareholders of the VIEs entered into equity pledge agreements with the WOFE. Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFE as collateral for all of their payments due to the WOFE and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements. In addition, the dividend distributions to the shareholders of VIEs, if any, will be deposited in an escrow account over which the WOFE has exclusive control. The pledge shall remain effective until all obligations under such agreements have been fully performed. The shareholder has the obligation to maintain ownership and effective control over the pledged equity. Under no circumstances, without the prior written consent of the WOFE, may the shareholder transfer or otherwise encumber any equity interests in the VIEs. If any event of default as provided for therein occurs, the WOFE, as the pledgee, will be entitled to dispose of the pledged equity interests through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above loan agreements up to the loan amounts.

3)	Call Option Agreement. The VIEs and their shareholders entered into equity call option agreements with the WOFE. Pursuant to such agreements, the shareholders of the VIEs grant the WOFE an irrevocable and exclusive option to purchase the shares of VIEs at a purchase price equal to the amount of the registered capital of the VIE or the loan provided by the WOFE, permissible by the then-applicable PRC laws and regulations. WOFE may exercise such right at any time during the term of the agreement. Moreover, under the call option agreements, neither the VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity or other legal rights without the prior written approval of the WOFE, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; entering into other materials contracts. The agreements shall not expire until such time as the WOFE acquires all equity interests of the relevant VIEs subject to applicable PRC laws.

4)	Shareholder Voting Proxy Agreement. Each of the VIE’s shareholders executed an irrevocable power of proxy to appoint the WOFE as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders meetings, to exercise voting rights and to appoint directors, a general manager, and other senior management of the VIEs. The power of proxy is irrevocable and may only be terminated at the discretion of the WOFE.

5)	Exclusive Technical Service Agreement. Under the exclusive technical service agreement, the VIEs agreed to engage the WOFE as their exclusive provider of technology consulting and other services for a service fee equal to 90% of all operating profit generated by the VIEs. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. However, the determination of service fees is under the sole discretion of the WOFE. These agreements do not have specific clauses on renewal but do have an initial term of 20 years (with the earliest expiration date being December 31, 2029). By virtue of the governance rights the WOFE maintains over the VIEs, through the terms of the other agreements noted above, the Company is able to unilaterally renew, extend or amend the service agreements at its discretion.

The Group shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics:

a. The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and

b. The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining the Group has “the power to direct the activities of the VIE that most significantly impact the VIEs’ economic performance,” the Group looked to the specific provisions of the Call Option Agreement and Shareholder Voting Proxy Agreement. These agreements, as summarized above, provide the WOFE effective control over all of the corporate and operating decisions of the VIEs, and as such, the Group’s management concluded that the WOFE has the requisite power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. In assessing the Group’s obligation to absorb losses, the Group notes that it has funded through the loan agreements all of the entities’ share capital and also provides financial support as necessary to the entities through intercompany transactions. The Group’s rights to receive economic benefits that are significant to the VIEs are embodied firstly in the Equity Pledge Agreements that secure the equity owners’ obligations under the relevant agreements, and ascribes to the WOFE all of the economic benefits of the equity interests including rights to any dividends declared. Secondly, the Exclusive Technical Service Agreement further secures the ability of WOFE to receive substantially all of the economic benefits from each of the VIEs on behalf of the Group.

In conclusion, because the Group, through its wholly owned subsidiary The9 Computer, has (1) the power to direct the activities of the VIEs that most significantly affect the VIE’s economic performance and (2) the right to receive benefits from the VIEs that could potentially be significant to the VIEs, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Company. As a result, the Company may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Company’s business operations and adversely affect the Company’s ability to control the VIEs. In light of the fact that most of the shareholders of the VIEs are directors, officers, shareholders or employees of the Company or the PRC subsidiaries, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

PRC laws and regulations currently limit foreign ownership of companies that provide Internet content services, which include operating online games. In addition, foreign invested enterprises are currently not eligible to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and is considered a foreign entity under the PRC laws. Due to restrictions on foreign ownership of the provision of online games, the Company is dependent on the licenses held by Shanghai IT to conduct its online games business through its subsidiary in the PRC. Shanghai IT holds the necessary licenses and approvals that are essential for the online game business. The9 Computer has entered into contractual arrangements with Shanghai IT for use of its relevant licenses and websites. Shanghai IT is principally owned by certain shareholder and employee of the Company. Pursuant to certain other agreements and undertakings, the Company in substance controls Shanghai IT. In the opinion of the Company’s directors, the Company’s current ownership structures and its contractual arrangements with Shanghai IT, and its equity owners as well as its operations, are in compliance with all existing PRC laws and regulations. However, there may be changes and other developments in the PRC laws and regulations or their interpretation. Specifically following the recent promulgation of the GAPP Circular, it is unclear whether the authorities will deem our VIE structure and contractual arrangements with Shanghai IT as an “indirect or disguised” way by foreign investors to gain control over or participate in domestic online game operators, and challenge our VIE structure accordingly. Accordingly, the Company cannot be assured that the PRC government authorities will not take a view in the future contrary to the opinion of the Company’s directors. If the current ownership structures of the Group and its contractual arrangements with Shanghai IT are found to be in violation of any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with changing or new PRC laws and regulations.

The Group has concluded that the aforementioned contractual arrangements are legally enforceable and provide the Group with full control of the VIEs. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•

The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual agreements invalid. They may modify the relevant regulation, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from our offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. Because the VIEs are domestic PRC enterprises owned by nominee shareholders, the Group is not likely to finance their activities by means of direct capital contributions either.

If the Company, its PRC subsidiaries and VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interest in the PRC subsidiaries to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Company may lose the ability to consolidate and reflect in its financial statements the results of operation of the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or VIEs.

R&D VIEs

Fire Rain, Wanyouyl and Mengxiang Hulian are primarily start-up research and development companies (the “R&D companies”) developing games funded by the Group. Fire Rain and Wanyouyl primarily engaged in the development of MMORPGs since 2009 and Mengxiang Hulian has started the development of web and mobile game beginning in 2011. The Group had arrangements with each of Fire Rain, Wanyouyl and Mengxiang Hulian whereby the Group provided substantial financial support and obtained equity interests in these entities. The Group has acquired or has an option to acquire the exclusive licenses in Mainland China or worldwide for the games under development by these entities. As of December 31, 2011 and 2012, the Group held equity interest of 25% and 25% of Fire Rain, 20% and nil of Wanyouyl and 20% and 20 % of Mengxiang Hulian, respectively.

Under the above arrangements with the R&D companies, the Group has the power to make decisions that most significantly affect the entities’ operations and effectively assumed a majority of economic risks associated with these entities, and has the obligation to absorb losses and the right to receive returns that are significant to these entities. As such, prior to the reconsideration events discussed below, the Group is the primary beneficiary of these entities and has included them in its consolidated financial statements since their respective dates of incorporation.

In late 2012, due to the weaker than expected performance of the game developed by Fire Rain, the Group decided to terminate certain contractual arrangements with Fire Rain, which resulted in the return of the game license and the cessation of providing additional financial support to Fire Rain. The game operations will be controlled directly by Fire Rain prospectively. As a result of the change in contractual arrangements, the Group no longer has the power to direct the activities that most significantly impact Fire Rain’s operations, and as such the Group ceased to be the primary beneficiary of Fire Rain and deconsolidated Fire Rain on the date the contractual arrangements were terminated. As of the date of deconsolidation, the Group retained its 25% equity interest and contractual rights to receive repayment of game development expenditures of RMB 17 million (US$ 2.7 million) and a contractual right to receive 20% of the gross revenues generated by the game. Upon termination of the original VIE arrangements, the Group concluded that RMB 4.5 million (US$ 0.7 million) out of RMB 17 million (US$ 2.7 million) as cash previously advanced to the VIE would be repaid by Fire Rain and considered such amount in the determination of the loss associated with such termination. The RMB 4.5 million (US$ 0.7 million) was received in January 2013. The Group also determined that the fair value of the retained 25% equity interest in Fire Rain was approximately nil. The Group measured the fair value of the investment based on a discounted cash flow approach. The discounted cash flow analysis is a level 3 fair value measurement that requires the use of significant unobservable inputs, including projected revenue, expenses, capital expenditures and other costs, and discount rates calculated based on the weighted average cost of capital, which includes various factors, such as risk-free rate, equity risk premium, size premium, and other risk factors.

The total loss on deconsolidation of Fire Rain was RMB12.4 million (US$ 2.0 million), of which RMB 1.3 million (US$ 0.2 million) relates to the loss from remeasurement of the 25% retained interest. The total loss was recorded in loss on termination of VIE arrangements. After deconsolidation, Fire Rain remains aVIE and a related party of the Group of which the Group does not constitute as its primary beneficiary. Given the Group made full provision of any remaining receivable due from Fire Rain, the Group’s maximum loss exposure as a result of the involvement with Fire Rain would be nil. In addition, as Fire Rain was incorporated as limited liability company under the PRC Company Law, creditors of Fire Rain do not have recourse to the general credit of the Group for any of the liabilities of Fire Rain.

In late 2012, in a series of contemplated transactions, the Group terminated the product development and license agreement with Wanyouyl and sold its entire equity interest in Wanyouyl to a third party for consideration of RMB 3.0 million (US$ 0.5 million). The Group retained its contractual right to receive 20% of future revenues of a game developed by Wanyouyl, subject to a cap of RMB10.0 million (US$1.6 million). The Group deconsolidated Wanyouyl as a result of these transactions and recorded a total loss on deconsolidation of RMB 5.7 million (US$0.9 million), which is recognized in Loss on termination of R&D VIE arrangements.

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$ (Note 3)
Total assets	1,086,447,994	223,569,019	35,885,302
Total liabilities	243,049,758	233,201,710	37,431,455

	December 31, 2010	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	RMB	US$ (Note 3)
Revenue	101,808,411	103,128,242	146,100,548	23,450,755
Net loss	(50,392,716)	(44,008,489)	(163,422,412)	(26,231,106)

The VIEs contributed an aggregate of 99.0%, 96.9% and 94.6% of the consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its product development on Firefall in the United States. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 66.7% and 20.1%, respectively, of the consolidated total assets, and 64.5% and 64.2%, respectively, of the consolidated total liabilities.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 26 for disclosure of restricted net assets.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION

5. ACQUISITION

On April 6, 2010, the Group, through New Star, closed the acquisition of 39,766,589 shares of Series A convertible preferred stock of Red 5, an online game developer based in the US. The purchase price consisted of US$1.84 million paid in January 2010 to purchase 16,229,470 shares of outstanding series A convertible preferred stock from existing shareholders and US$15 million to purchase 23,537,119 shares of newly issued Series A convertible preferred stock, of which US$8 million was paid in 2010 and US$7 million was paid in 2011. As a result, the Company owned approximately 82% of the equity interest of Red 5 on an as-converted basis and became the controlling shareholder of Red 5 as of April 6, 2010. The acquisition has been accounted for as a purchase business combination and the results of operations from the acquisition date have been included in the Group’s consolidated financial statements subsequent to the acquisition date. The allocation of the purchase price of US$16.84 million (RMB114.9 million) is as follows:

RMB
Cash	11,876,274
Subscription receivable	95,549,799
Fixed assets	3,650,947
Identifiable intangible assets:
In-process research and development	12,285,000
Backlog	2,730,000
Goodwill	10,870,537
Other assets	1,968,347
Liabilities assumed	(2,599,092)
Deferred tax liability	(5,981,135)
Noncontrolling interest at fair value	(15,417,870)

Total	114,932,807

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The acquired goodwill is not deductible for tax purposes.

In addition, the Group is contingently liable to pay up to US$3.65 million (RMB24.9 million) if certain former Red 5 employees fulfill employment contracts with the Company ranging from two to four years. Such amounts are being recorded as compensation expense on a straight line basis over the requisite service period.

Subsequent to April 6, 2010, the Group acquired 777,723 and 2,020,601 shares of common stock of Red 5 from the noncontrolling interest holders for US$0.1 million (RMB0.6 million) and US$0.2 million (RMB1.4 million) cash in 2010 and 2011, respectively. In September 2012, Red 5 issued restricted common stock to two directors of Red 5 (Note 23). The equity interest of the Group was diluted to approximately 81% as of December 31, 2012 due to the vesting of restricted common stock.

As of the date of acquisition, Red 5 was in the process of fulfilling its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third party game publisher to develop an online game (Firefall) in exchange for cash consideration from the third party operator. The Group has settled the game development and license agreement with the third party operator. Please refer to Note 12.

The Group measured the fair value of in-process research and development of the Game based on multi-period excess earnings method, which is the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Backlog was valued using the multi-period excess earnings method based on the discounted cash flows to be generated from the rights and obligations under the agreement with the third party operator. The discounted cash flow model requires the use of significant unobservable inputs, including estimated costs to complete the game development, estimated game launch schedule, projected revenues, expenses, capital expenditures and other costs, and discount rates calculated based on the weighted average cost of capital, which includes various factors, such as risk-free rate, equity risk premium, size premium, and other risk factors.

Acquisition-related costs amounted to RMB0.2 million and were included in general and administrative expenses in the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations of the combined entity for the year ended December 31 2010, as if the acquisition of Red 5 has occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition of Red 5 been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Revenue	Net Loss
	RMB	RMB
Pro forma for 2010	108,513,582	(532,673,479)

Revenue and net loss from Red 5 since the acquisition date included in the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2010 was nil and RMB46.2 million, respectively.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Receivable from equity method investee (Note 24)	0	9,750,000	1,564,983
Receivable from cost method investee (Note 8 <1>)	29,081,174	7,252,493	1,164,106
Accrued interest income	2,689,359	942,304	151,250
Prepayments and deposits	17,511,127	48,341,591	7,759,360
Others	16,778,481	9,735,816	1,562,706

	66,060,141	76,022,204	12,202,405

PREPAID ROYALTIES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2012
PREPAID ROYALTIES AND DEFERRED COSTS

7. PREPAID ROYALTIES AND DEFERRED COSTS

Due to weaker than expected operating performance of certain games, the Group recognized an impairment loss for prepaid royalties of RMB5.5 million, nil and RMB0.9 million (US$0.1million) for the year ended December 31, 2010, 2011, and 2012, respectively. The impairment charges of prepaid royalties and deferred cost were included in cost of services in the consolidated statements of operations and comprehensive income (loss).

INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN EQUITY INVESTEES

8. INVESTMENTS IN EQUITY INVESTEES

The Group’s investments in equity investees comprise the following:

	December 31, 2011	December 31, 2012	December 31, 2012	Share ownership as of December 31, 2012
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Object Software Limited *	0	0	0	18.6%
9Webzen Limited *	0	0	0	30%
Beijing Linkage Technology Co., Ltd. (“BLT”)	9,706,069	6,827,820	1,095,941	45%
Shanghai Jichuang Network Technology Co., Ltd. (“Jichuang”)*	2,816,574	0	0	30%
Beijing Boran Lexiang Technology Co., Ltd. (“Boran Lexiang”)*	2,018,339	0	0	15%
Fire Rain (Note 4)	0	0	0	25%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)	0	5,544,105	889,890	10%
Tandem Fund II, L.P. (“Tandem Fund”)	0	6,135,706	984,848	12.3%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,605,111	1.2%
G10 Entertainment Corporation (“G10”)	24,892,921	24,892,921	3,995,589	13.7%
OpenFeint Inc. ( “OpenFeint”)	0	0	0	0%
CrowdStar Inc. (“Crowdstar”)	22,617,240	22,617,240	3,630,317	2.3%

Total	72,051,143	76,017,792	12,201,696

*	The Group has assessed the recoverability of the investments and fully impaired the balances in the respective periods listed.

<1> G10

In April 2008, the Group, through China Crown Technology, invested US$38.3 million in cash to subscribe 3,031,232 preferred shares issued by G10, an established Korean online game developer and operator, which accounted for less than 20% of the equity interest in G10 on an as converted basis. The preferred shares are convertible, non-redeemable and with a liquidation preference. Considering the liquidation preference is substantive and not available to common shares, the preferred shares are not in substance common shares and equity accounting is not applicable. On the other hand, considering the preferred shares are non-redeemable, they are not debt securities. Accordingly, the Group accounted for the investment in G10 under cost method, with an amount of US$39.5 million, including US$1.2 million transaction cost. Pursuant to the Series B Preferred Share Subscription Agreement entered into between G10 and the Group, the purchase price would be reduced by up to US$25.0 million if G10’s consolidated net income does not reach the predetermined target for the period from July 1, 2009 to June 30, 2010. The target was not met in the predetermined period, which would result in a purchase price reduction of US$25.0 million under the Share Subscription Agreement. After further negotiations, both parties reached a settlement agreement in November 2010 whereby the purchase price was reduced by US$10.0 million, payable in 26 equal monthly installments beginning in February 2011. A Korean bank issued an irrevocable guarantee to the Group, guaranteeing payment of up to US$10.0 million of G10’s obligation under the settlement agreement. The adjustment to the purchase price was accounted for as a reduction in the carrying value of the underlying investment at the time of the settlement. As of December 31, 2012, RMB7.3 million (US$1.2 million) receivable due in 2013 was recorded in prepayments and other current assets.

As G10’s performance was less than satisfactory, which indicates that a decrease in value of the Group’s investment may be other than temporary, the Group performed an impairment assessment and recognized an impairment loss of RMB184.9 million for the year ended December 31, 2010. The Group measured the fair value of the investment based on a combination of discounted cash flow approach and market approach. Discounted cash flow approach is used for G10 and its non-public subsidiaries. Market approach is used for its public subsidiary based on the market capitalization of the subsidiary. Key assumptions included the probabilities of liquidation and conversion, discounted cash flow and the lack of marketability discount rate. The discounted cash flow analysis requires the use of significant unobservable inputs, including estimated costs to complete game development, estimated game launch schedule, projected revenue, expenses, capital expenditures and other costs, and discount rates calculated based on the weighted average cost of capital, which including various factors, such as risk-free rate, equity risk premium, size premium, and other risk factors.

In December 2011, pursuant to the agreements between the shareholders of G10 and T3 Entertainment Co., Ltd. (“T3”), a wholly-owned subsidiary of G10, G10 was spun off and the shareholders of G10 became shareholders of T3 at the same shareholding percentage. In February 2012, the changes in shareholding structures of G10 and T3 was completed and the Group owned 32,290 ordinary shares of T3, which reflects the same percentage of equity the Group owned in G10 on an as converted basis.

The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2011 and 2012, respectively.

<2> OpenFeint

In July 2010, the Group, through Asian Way, invested US$4.0 million in the form of cash to subscribe 987,654 Series 3 preferred stocks issued by OpenFeint, a San Francisco-based company that develops mobile games and operates OpenFeint, a leading mobile social platform for smart phones. The investment accounted for less than 20% of OpenFeint on an as converted basis.

In April 2011, together with all the then existing shareholders of OpenFeint, the Group sold all of its Series 3 preferred stocks of OpenFeint to a third party for US$13.4 million (RMB84.4 million) cash consideration, among which US$ 2.5 million was withheld and placed in an escrow account to secure any indemnification claims. Due to the uncertainty in collectability of proceeds from the escrow account, the Group only recorded US$10.9 million (RMB68.7 million) cash receipt as consideration and recognized a gain on investment disposal of RMB44.4 million (US$7.1 million) for the year ended December 31, 2011. In 2012, the Group received notice from the stockholder representative that additional proceeds were being released from the escrow account. As the additional gain was then crystalized, the Group recognized the additional gain on investment disposal of RMB 15.7 million (US$ 2.5 million) for the year ended December 31, 2012. For the year ended December 31, 2012, RMB10.2 million (US$1.6 million) was received, and the remaining amount was received shortly after year end.

In December 2010, the Group entered into a software license agreement with OpenFeint for the Group to launch and operate OpenFeint and its related software for five years after commercial launch in the PRC. The Group launched The9 Game Zone powered by OpenFeint in April 2011.

<3> CrowdStar

In May and November 2011, the Group invested US$2.5 million and US$1 million cash, respectively, to subscribe 118,030 and 47,212 Series 2 preferred stocks issued by CrowdStar, a SanFrancisco-based social and mobile game company, which accounted for less than 20% of its total outstanding equity on an as converted basis. The preferred stocks are convertible, non-redeemable, have a liquidation preference and do not have a readily determinable fair value. The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2012.

<4> Tandem Fund

In April 2012, the Group invested US$ 1.2 million to Tandem Fund with the total commitment of US$ 4.0 million and became a Limited Partner (“LP”) of the fund. Tandem Fund is a venture capital focusing on mobile business industry at early stages. By investing in the Fund, the Group aims to enjoy the development of mobile business and seek opportunity for business cooperation with the Fund’s investees. The Group is required to record such investment via fair value at each reporting period. As of December 31, 2012, the fair value of the Fund was reported as US$ 7.9 million and the Group recorded 12.3% of such fair value based on its ownership.

AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE INVESTMENTS

9. AVAILABLE-FOR-SALE INVESTMENTS

Investment in Youjia Group Limited. (“Youjia”)

In November 2011, the Group acquired 925,926 redeemable and convertible preferred shares of Youjia, a mobile social application developer based in the PRC, for a consideration of US$1.0 million. The Group’s investment represented 6.67% of Youjia’s equity interest on an as converted basis. The Group recorded the investment in Youjia as an available-for-sale investment as the redeemable convertible preference share is in substance a debt security. As of December 31, 2012, the Group determined that the fair value of the investment in Youjia (Note 16) approximated the carrying value of RMB 6.3 million.

PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE

10. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Office buildings	64,488,993	67,482,202	10,831,640
Computer and equipment	193,354,191	170,034,382	27,292,400
Leasehold improvements	7,903,060	15,492,417	2,486,704
Office furniture and fixtures	9,558,048	13,467,292	2,161,649
Motor vehicles	13,012,578	9,443,462	1,515,780
Software	16,957,721	17,746,626	2,848,530
Construction in progress	1,150,000	0	0
Less: accumulated depreciation and amortization	(245,911,570)	(229,091,066)	(36,771,650)

Net book value	60,513,021	64,575,315	10,365,053

Depreciation and amortization charges for the years ended December 31, 2010, 2011 and 2012 amounted to RMB23.9 million, RMB14.9 million and RMB20.3 million (US$3.3 million), respectively.

The Group recorded impairment of RMB4.9 million, nil and nil on equipment in 2010, 2011 and 2012, respectively, as detailed at Note 15.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

11. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	0	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247

Balance at December 31, 2012 US$ (Note 3)	1,606,916	0	1,606,916

In 2005, the Group recognized goodwill of RMB30.2 million and intangible assets of RMB283.7 million in connection with the acquisition of equity interest in C9I. There was no change in the carrying amount of goodwill from the initial recognition date to December 31, 2008. Due to the expiration of WoW license, related goodwill was fully impaired during the year ended December 31, 2009.

In 2010, the Group recognized goodwill of RMB10.9 million in connection with the business combination of Red 5 (Note 5).

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31 are as follows:

<1> Intangible assets subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)

Acquired game licenses	186,793,796	154,640,722	24,821,547
Acquired game development cost	0	12,285,000	1,971,879
Less: Accumulated amortization	(38,432,377)	(10,119,873)	(1,624,352)
Impairment provision	0	(569,138)	(91,353)
Translation difference	(209,639)	(1,186,900)	(190,510)

Net book value of intangible assets subject to amortization	148,151,780	155,049,811	24,887,211

In 2011 and 2012, RMB 40.3 million and RMB 39.0 million (US$6.3million) acquired game licenses were expired, respectively, and were written off from the cost basis and accumulated amortization.

Since its acquisition by the Group on April 6, 2010, Red 5 has been substantially devoting its operating activities to fulfill its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third party game publisher to develop Firefall in exchange for cash consideration from the third party publisher. Prior to the acquisition, Red 5 received a total of US$24.7 million cash consideration as an advance recoupable against future royalties payable to Red 5. Red 5 retained the ownership of the game and granted the third party publisher an exclusive, non-transferable term license to market and distribute the game and host the game to customers in specified regions after Red 5 completes the game development. Red 5 continues to perform its obligations under the agreement post-acquisition, including the provision of post-contract customer support for the hosted version of the game to the third party publisher during the term of the license. The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.

In September 2011, Red5 Korea, Red 5 Singapore and Red5 entered into a series of agreements with the third party game publisher. Pursuant to the agreement, Red 5 Singapore were substituted in full for the third party publisher as a party under the game development and license agreement between Red 5 and the third party game publisher, including the exclusive , non-transferable term license to market and distribute the game and host the game to customers in specified regions. Under the agreements, the Group paid US$10.0 million (RMB 62.9 million) and guaranteed an additional payment of US$12.7 million (RMB 79.9 million) to the third party game publisher due within four years. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10 million (RMB62.9 million) and the guaranteed amount of US$12.7 million (RMB79.9 million), was recorded as acquired game license and the contingent payments will be recorded as cost of services when incurred. The amount payable which is expected to due on or before December 31, 2013 amounted to US$ 5.3 million (RMB 32.9 million) was recorded in accounts payable under current liabilities. The remaining unpaid amount was recorded in long-term accounts payable.

The Group pledged the intellectual property in relation to the game to secure the guaranteed amount. Following this license acquisition, the previously recognized backlog of US$ 0.4 million in relation to the game development and license agreement acquired in Red 5 acquisition was reclassified to acquired game licenses as it was considered to be additional cost to acquire the game license paid in prior year.

Amortization expense related to intangible assets was RMB10.0 million, RMB2.0 million and RMB 10.7 (US$1.7 million) for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2013	22,958,741	3,685,132
2014	22,583,476	3,624,898
2015	22,583,476	3,624,898
2016	22,583,476	3,624,898
2017	22,583,476	3,624,898

Total	113,292,645	18,184,724

<2> Intangible assets not subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
In-process research and development	12,285,000	0	0
Translation difference	(943,380)	0	0

Net book value of intangible assets not subject to amortization	11,341,620	0	0

The acquired in-process research and development costs were reclassified as acquired game development cost upon completion of the research and development efforts in 2012.

The Group recorded impairment on intangible assets of RMB 33.0 million, nil and RMB 0.6 million (US$0.1 million) for acquired game licenses in 2010, 2011 and 2012, respectively, which was recorded in the impairment of equipment and intangible assets line item in the consolidated statements of operations and comprehensive income (loss), as detailed in note 15.

LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT

13. LAND USE RIGHT

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,349	13,669,178
Less: accumulated amortization	(9,124,323)	(11,045,234)	(1,772,882)

Net book value	76,036,026	74,115,115	11,896,296

Amortization charge for the years ended December 31, 2010, 2011 and 2012 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.

OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM ASSETS

14. OTHER LONG-TERM ASSETS

Other long-term assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	10,708,214	5,459,354	876,287
Prepayment and deposits for property, equipment and software	28,565,286	32,819,483	5,267,890
Receivable from cost method investee (Note 8 (1))	7,270,199	0	0
Receivable from WoW game points refund agent (Note 19)	28,651,292	22,188,652	3,561,524
Others	561,612	469,286	75,326

Total	75,756,603	60,936,775	9,781,027

IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG-LIVED ASSETS

15. IMPAIRMENT OF LONG-LIVED ASSETS

The operating losses of certain games were trigger events for long-lived assets impairment analyses. The Group determined its long-lived asset groups, which the Group considers to be “held and used” in its operations, based upon certain factors including assessing the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. The asset groups consist of the Group’s operating assets for respective games and entity-wide assets such as the Group’s office building and land use right.

For asset groups related to games, estimates of future cash flows developed during the revision of the original budgets by taking into consideration of lower than expected projected operating performance as well as market acceptance of games that have not been commercially launched and expected future game operations, indicated certain asset groups of the Company may not recover their carrying value. As a result of the Group’s impairment analysis, asset groups associated with certain games and licensing fees paid for certain games that the Group has not commercially launched were identified as being impaired. Accordingly, an impairment provision was recognized equal to the excess of the carrying value over the fair value of the associated assets. The Group determined the fair value of the assets group using the income approach, a level 3 fair value measurement. The income approach included the use of a discounted cash flow model, which required assumptions of projected revenues, expenses, capital expenditures and other costs, as well as a discount rate calculated based on the risk profile of the Group. The impairment charges were recognized as follows:

(i)	Due to weaker than expected operating performance of certain games, the Group recognized impairment provisions on computer equipment and upfront licensing fees of RMB4.9 million and RMB21.5 million , respectively, in 2010. No such impairment provision was made in 2011 and 2012. A significant factor for the internally developed income approach is forecasting performance and revenue from the games. The Group continued to monitor the actual revenue performance versus forecast revenue. Due to the lower than expected market acceptance of the games and the following content updates, certain games experienced significantly lower than expected user levels and revenue.

(ii)	The Group has been monitoring its licensed games that have not commercially launched, including but not limited to their market acceptance and operational performance in other regions where they are commercially launched and operated by other operators. The Group incorporates these factors into its continuous evaluation of the forecasted results of the respective games and taking into account the Group’s expected commercial launch and cash flows in the evaluation of potential impairment of the carrying value of upfront licensing fees. Based on the Group’s impairment tests, impairment provisions on upfront licensing fees of RMB11.5 million, nil and RMB0.6 million (US$0.1 million) were recognized in 2010, 2011 and 2012, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Group’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2012:

	Fair Value Measurements at Reporting Date Using
	Quoted Price in Active Markets for Identified assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB
Available-for-sale investment—Youjia (Note 9)	0	0	6,285,500

The Group determined the fair value of its investment in Youjia as of December 31, 2012 based on the price from an independent third-party transaction in September 2012 with comparable terms.

For recurring fair value measurements using significant unobservable inputs (Level 3), the following table presents the changes in the Group’s available-for-sale investments that were measured at fair value on a recurring basis using significant Level 3 inputs for the year ended December 31, 2010, 2011 and 2012. The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2010, 2011 and 2012.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	0	0	6,342,100
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	0	0	(56,600)
Impairment losses included in earnings	0	0	0

Balance at the end of the year	0	6,342,100	6,285,500

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2012. There is no impairment loss on assets and liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2011.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Fire Rain	0	0	0	0	1,313,067
Investment in Jichuang	0	0	0	0	1,341,153
Investment in Boran Lexiang	0	0	0	0	1,902,591
Upfront licensing fees	0	0	0	0	569,139

Total	0	0	0	0	5,125,950

Significant unobservable inputs (Level 3) were used in measuring the fair value of the Group’s investment in Fire Rain when the Group terminated its original VIE arrangements with Fire Rain. The Group measured the fair value of the investment based on discounted cash flow approach. The discounted cash flow analysis requires the use of significant unobservable inputs, including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. The net present value derived from such discounted cash flow model based on a discount rate of 30.5% was nil, thus, management determined that such investment was fully impaired and the impairment charges were included in loss on termination of R&D VIE arrangements (Note 4) on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2012.

Given the unsatisfying results of Jichuang and Boran Lexiang’s research and development activities, the Group tested its investment in the two equity investee for impairment as of December 31, 2012. The fair value of such investments was measured as nil given the operations of both investees were substantially discontinued as a result of insufficient cash flow. Thus, the Group deemed the carrying amount of the investments was fully impaired and recorded such impairment in loss in equity investment for the year ended December 31, 2012.

The less than satisfactory performance of certain games indicated that the carrying amounts of intangible assets and property and equipment may not be recoverable. The Group tested the long-lived assets and goodwill for impairment. As a result of the long-lived asset impairment tests, upfront licensing fees held and used with a carrying amount of RMB0.6 million, respectively, were fully impaired, with the resulting impairment charges included in earnings for the year ended December 31, 2012.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION

17. TAXATION

Cayman Islands and British Virgin Islands

Under the current tax laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2010, 2011 and 2012. Therefore, no Hong Kong profit tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2010, 2011 and 2012. Therefore, no Singapore income tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries and VIE subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law(“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, the subsidiaries that are located in the Pudong New District of Shanghai enjoy five-year transitional EIT rates, which refer to the phase-in rates of 18%, 20%, 22%, 24% and 25% for the 5 years from 2008 to 2012 and the subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate.

In April 2008, certain government authorities announced the new implementation rules for application and assessment of HNTE. Every qualified HNTE company is required to re-apply for this qualification according to the new implementation rules. The HNTE qualification is valid for three years and could be renewed for another 3 year period. In October 2008, C9I Beijing re-applied for the HNTE qualification and received approval for the HNTE qualification and related preferential tax rates during the period of 2008-2010 from the government authorities. However, C9I Beijing did not receive approval for renewal of its HNTE qualification after it expired in 2010 and was not entitled to enjoy the 15% preferential EIT rate for the years 2011 and 2012. Total tax savings of C9I Beijing were nil for the years ended December 31, 2010, 2011 and 2012, respectively.

In November 2008, Shanghai IT received approval from certain government authorities to be qualified as a HNTE. This approval entitles Shanghai IT to enjoy a 15% preferential EIT rate during the period from 2008 to 2010. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2011, Shanghai IT renewed its HNTE qualification and obtained approval in 2012, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2011 to 2013. Total tax savings of Shanghai IT were nil for the years ended December 31, 2010, 2011 and 2012, respectively.

United States

The Group’s subsidiaries in the U.S. are registered in the state of California and are subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 8.84%, respectively.

Composition of income tax benefit (expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax (expense) benefit	39,061	(165)	0	0
China	39,061	(165)	0	0
Other jurisdictions	0	0	0	0
Deferred taxation	131,458,011	56,216,109	135,199,657	21,701,041
China	56,671,847	20,125,336	62,228,916	9,988,429
Other jurisdictions	74,786,164	36,090,773	72,970,741	11,712,612
Change in valuation allowance	(138,865,092)	(56,216,109)	(135,199,657)	(21,701,041)
China	(64,078,928)	(20,125,336)	(62,228,916)	(9,988,429)
Other jurisdictions	(74,786,164)	(36,090,773)	(72,970,741)	(11,712,612)

Income tax (expense) benefit	(7,368,020)	(165)	0	0

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(4%)	1%	0%
Change of prior year deferred tax assets	0%	(5%)	0%
Change of valuation allowance	(15%)	(19%)	(25%)
(Income) not subject to tax and non-deductible expenses, net	(9%)	1%	0%
Effect of tax holidays	(1%)	0%	0%
Effect of future tax rate change	3%	0%	0%
Effect of expired net operating loss carry forwards	0%	(3%)	0%

Effective EIT rate	(1%)	0%	0%

Significant components of deferred tax assets

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$ (Note 3)
Temporary differences related to expenses and accruals	4,719,622	4,466,370	716,902
Temporary differences related to provision for advances to suppliers	0	2,421,809	388,727
Temporary differences related to provision for doubtful accounts	0	3,132,359	502,778
Temporary differences related to prepaid royalties	4,495,406	0	0
Other	1,721,596	4,140,842	664,651

Total current deferred tax assets	10,936,624	14,161,380	2,273,058
Less: Valuation allowance	(10,936,624)	(14,161,380)	(2,273,058)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	13,139,782	6,567,863	1,054,215
Startup expenses and advertising fee	9,818,616	19,011,503	3,051,557
Temporary differences related to research and development credits	5,368,367	1,011,966	162,432
Temporary differences related to equity investment	5,619,339	9,263,766	1,486,937
Foreign tax credits	15,563,223	15,525,185	2,491,964
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	802,555
Tax loss carry forwards	247,897,899	378,001,844	60,673,479

Total non-current deferred tax assets	302,407,226	434,382,127	69,723,139
Less: Valuation allowance	(302,407,226)	(434,382,127)	(69,723,139)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,521,837	5,508,341	884,150

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	US$
			(Note 3)
Balance at January 1	257,127,741	313,343,850	50,295,156
Increase in valuation allowance	56,216,109	135,199,657	21,701,041

Balance at December 31	313,343,850	448,543,507	71,996,197

For the years ended December 31, 2011 and 2012 additional valuation allowance of approximately RMB56.2 million and RMB135.2 million was provided respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2012, the Group’s PRC subsidiaries had net operating loss carry forwards of RMB862.2 million, of which RMB16.5 million, RMB126.3 million, RMB230.6 million, RMB197.8 million and RMB291.0 million will expire in 2013, 2014, 2015, 2016 and 2017, respectively. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry.

As of December 31, 2012, Red 5 had net operating loss carry forwards for federal and state income tax purposes of approximately US$63.6 million and US$63.9 million, respectively, which will begin to expire in 2026 and 2016, respectively. Red 5 also had credits for increasing research activities available to offset future federal and state taxes payable of approximately US$0.1 million and US $0.1 million, respectively, that will begin to expire in 2026 for federal purposes and which have no expiration for state purposes. Red 5 had foreign tax credits for federal purposes of approximately US$2.5 million, which begin to expire in 2016. Pursuant to US tax laws and regulations, the utilization of an acquired entity’s net operation losses and credits are subject to annual limitation computed based on the fair value of the acquired entity. As a result of the limitation, the Group provided a full valuation allowance as it is not more likely than not that the net operating losses and credits carried forward can be utilized before expiry.

In accordance with the Enterprise Income Tax Law (“EIT Law”), dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of December 31, 2010, 2011 and 2012.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any accumulated earnings as of December 31, 2010, 2011 and 2012.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2010 or 2011 and 2012. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2010, 2011 and 2012, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2012, the Group is subject to examination of the PRC tax authorities. Red 5’s federal income tax returns and state income tax returns for 2005 through 2012 are open tax years, subject to examination by the relevant tax authorities.

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS

18. OTHER PAYABLES AND ACCRUALS

Other payables and accruals are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	27,419,504	26,147,447	4,196,955
Professional services	10,613,150	6,746,476	1,082,884
Product development services	3,090,913	5,447,604	874,401
Marketing and promotion	1,692,630	4,195,359	673,402
Others	5,090,126	7,947,770	1,275,704

	47,906,323	50,484,656	8,103,346

REFUND OF WOW GAME POINTS	12 Months Ended
Dec. 31, 2012
REFUND OF WOW GAME POINTS

19. REFUND OF WOW GAME POINTS

As a result of the loss of the WoW license on June 7, 2009 , the Group announced a refund plan in connection with unactivated WoW game point cards, which the Group recorded as advance from customers. According to the plan, unactivated WoW game point card holders are eligible to receive a cash refund from the Group. The Group recorded a liability in connection with both unactivated points cards and activated but unconsumed point cards of approximately RMB200.4 million, of which RMB4.0 million was refunded in 2009.

Upon the loss of the WoW license, the Group concluded the nature of the obligation substantively changed from deferred revenue, for which the Group had the ability to satisfy the underlying performance obligation, to an obligation to refund players for their unconsumed points. The Group has accounted for this refund liability by applying the derecognition guidance specified in ASC 405-20. In accordance with this guidance, the refund liability associated with these WoW game points, to the extent not refunded, will be recorded as other operating income after the Group is legally released from the obligation to refund amounts under the applicable laws. In consultation with its legal counsel, the Group concluded the legal liability relating to the unactivated WoW game point cards was extinguished in September 2011 on the basis that the legal liability lapsed two years from the date the Group publicly announced the refund policy that applied to these cards. Accordingly, the associated liability amounting to RMB26.0 million (US$4.2 million) was recognized as other operating income for the year ended December 31, 2011. With respect to the remaining refund liability, based on current PRC laws, to the extent not refunded, the Company, in consultation with legal counsel has determined that it will be legally released from this liability in September 2029, which represents 20 years from the discontinuation of WoW in 2009. However, if the Group were to publicly announce a refund policy, the Group would be legally released from any remaining liability for these activated, but unconsumed points sooner than 20 years. To date, the Group has determined not to publicly announce any refund policy with respect to this remaining liability, and no refunds have been claimed. The remaining refund liability relating to the activated, but unconsumed WoW game points is RMB170.0 million (US$27.3 million) as of December 31, 2012.

In 2009, the Group engaged an agent to facilitate the refund to game players and provided an advance payment to the agent for RMB43.3 million for this purpose. In 2010, 2011 and 2012, RMB0.4 million, nil and nil were refunded to game point card holders through the agent, respectively. In February 2012, the Group entered into an agreement with the agent pursuant to which the agent will refund the advance to the Group in installments over a five year period after deducting any further refunds paid to game point card holders. As of December 31, 2012, the balance of the advance payment to the agent was RMB34.3 million (US$5.5 million). The current portion of RMB8.6 million (US$1.4 million) was recorded in prepayments and other current assets and the present value of the long-term portion amounting to RMB22.2 million (US$3.6 million) was recorded in other long-term assets, respectively.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PROGRAM

20. SHARE REPURCHASE PROGRAM

In June 2011, the Company’s Board approved share buyback of up to US$25 million of its ADSs, This share repurchase program has been terminated in November 2011. Under this share repurchase program, the Company spent an aggregate purchase consideration of approximately US$3.4 million and repurchased approximately 0.7 million shares of its ADSs as of December 31, 2011, which were retired by the Company.

In December 2012, the Company’s Board approved share buyback of up to US$10 million of its ADSs over the next 12 months. Under this share repurchase program, the Company spent an aggregate purchase consideration of approximately US$0.1 million and repurchased approximately 0.04 million shares of its ADSs as of December 31, 2012. As of April 11, 2013, the company spent a further aggregate purchase consideration of approximately US$4.3 million and repurchased approximately 1.5 million shares of ADSs.

SHAREHOLDER RIGHTS PLAN	12 Months Ended
Dec. 31, 2012
SHAREHOLDER RIGHTS PLAN

21. SHAREHOLDER RIGHTS PLAN

On January 8, 2009, the Company adopted a shareholder rights plan. The shareholder rights plan is designed to protect the best interests of the Company and its shareholders by discouraging third parties from seeking to obtain control of the Company in a tender offer or similar hostile transaction. The shareholder rights plan was amended on March 9, 2009.

Pursuant to the terms of the shareholder rights plan, as amended, one right was distributed with respect to each ordinary share of the Company outstanding at the close of business on January 22, 2009. The rights will become exercisable only if a person or group (the “Acquiring Person”) obtains ownership of 15% or more of the Company’s voting securities (including by acquisition of the Company’s ADSs representing ordinary shares) (a “Triggering Event”), subject to certain exceptions. In the case of a Triggering Event, the rights plan entitles shareholders other than the Acquiring Person to purchase, for an exercise price of US$19.50, a number of shares with a value twice that of the exercise price. The number of shares each such shareholder will be entitled to purchase is equal to the product of (i) the number of shares then owned by such shareholder and (ii) two times the exercise price divided by the then current market price per share. The rights plan will continue in effect until January 8, 2019, unless the plan is terminated by the Company or the rights are redeemed by the Company before the plan expires.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS

22. EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations and comprehensive income(loss) for such employee benefits amounted to RMB24.8 million, RMB24.3 million and RMB33.7 million (US$5.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION

23. SHARE-BASED COMPENSATION

23.1 Stock options granted by the Company

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31 2012, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date.

As of December 31, 2012, options to purchase 3,415,741 ordinary shares were outstanding and options to purchase 1,928,177 ordinary shares were available for future grant under the 2004 Option Plan. The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,806,615	US$	5.64	3.60	US$	6,351,833
Exercised	(28,321)	US$	5.13
Forfeited	(362,553)	US$	7.83

Outstanding at December 31, 2012	3,415,741	US$	5.41	2.70		Nil

Vested and expected to vest at December 31, 2012	3,379,045	US$	5.41	2.70		Nil

Exercisable at December 31, 2012	2,561,937	US$	5.41	2.66		Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was US$4,579, US$41,165 and US$31,563 for year ended December 31, 2010, 2011 and 2012, respectively.

The weighted-average grant-date fair value of options granted during the years 2010 and 2011 was US$2.23 and US$1.92, respectively. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during year 2012.

	For the year ended December 31, 2010		For the year ended December 31, 2011
Risk-free interest rate		0.77%-1.03%		0.33%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		59.24%-60.71%		57.90%
Fair value of options at grant date	US$	2.13-US$2.58	US$	1.92

For the years ended December 31, 2010 and 2011 and 2012, the Company recorded share-based compensation of RMB24.0 million, RMB17.9 million and RMB16.3 million (US$2.6 million), respectively, for options granted to the Company’s employees and directors, including incremental compensation cost due to modification of option exercise price in September 2009.

As of December 31, 2012, there was approximately RMB11.5 million (US$1.9 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options. This cost is expected to be recognized over a weighted-average period of 0.79 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.2 Ordinary shares granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Jun Zhu, the Chairman of the Board and Chief Executive Officer of the Company. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. It is considered probable the performance targets will be met. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. The Group recorded share-based compensation of RMB3.9 million, RMB30.8 million and RMB14.5 million (US$2.3 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

23.3 Ordinary shares granted to non-executive directors

In May 2011, the Board of Directors granted 30,000 ordinary shares to each of the Group’s four non-executive directors, which 10,000 ordinary shares vest for each director on July 1 of each year from 2011 to 2013 so long as such directors continue their services during the period. An aggregate of 40,000 ordinary shares vested in July 2011 and 2012, respectively. The fair value of the shares granted was US$6.03 per share, being the market price on the date of the grant. The Group recorded share-based compensation of RMB2.3 million and RMB1.9 million (US$0.3 million) for the year ended December 31, 2011 and 2012, respectively.

23.4 Stock options granted by TDC

In September 2008, TDC, a wholly-owned subsidiary of the Group, approved its 2008 Stock Option Plan (“TDC Option Plan”) that provides for the issuance of up to 30,000 ordinary shares. The share option plan has a term of eight years unless terminated earlier by its shareholders and Board of Directors. On October 1, 2008, TDC granted 18,961,000 options to Mr. Zhu and certain employees of TDC to purchase 18,961 ordinary shares of TDC. Those options will vest over four years commencing from January 1, 2008. The exercise price of the options is HK$0.1 per option. The options will expire on December 31, 2015.

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	16,611,000	HK$	0.10	4.0	Nil
Forfeited	(371,000)	HK$	0.10		Nil

Outstanding at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Vested and expected to vest at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Exercisable at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The intrinsic value as of December 31, 2012 is calculated as the difference between the estimated fair value at December 31, 2012 and the exercise price of the shares.

TDC recorded share-based compensation of RMB0.5 million, RMB0.4 million and nil for options granted for the years ended December 31, 2010, 2011 and 2012, respectively. The share-based compensation was recorded as a component of noncontrolling interest in the consolidated financial statements.

23.5 Stock options and ordinary shares granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock option to purchase common stock or restricted stock. As of April 6, 2010 and December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common stocks reserved to 22,855,591 shares. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2012, Red 5 granted a total of 28,963,258 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2012, option to purchase 21,533,673 share of common stock were outstanding and options to purchase 251,632 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	19,684,602	US$	0.129	4.95	US$	74,867
Granted	1,921,422	US$	0.116
Exercised	(5,000)	US$	0.124
Forfeited	(67,351)	US$	0.137
Outstanding at December 31, 2012	21,533,673	US$	0.128	4.19	US$	21,815

Vested and expected to vest at December 31, 2012	21,506,496	US$	0.128	4.19	US$	21,815

Exercisable at December 31, 2012	9,302,929	US$	0.132	3.61	US$	21,815

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011 and 2012 were US$14,141, US$3,507 and nil, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

In September 2012, Red 5 granted 6,122,435 restricted common stocks to two directors of Red 5 including Mr. Zhu for their services to Red 5. 60% of the restricted common stocks were vested on the grant date. The remaining stocks shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to Red 5 over the 36-month period measured from the grant date.

Red 5 recorded share-based compensation of RMB1.8 million, RMB1.5 million and RMB4.0 million (US$0.6 million) for options and restricted common stocks granted for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011 and 2012, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2012, there was approximately RMB4.8 million (US$0.8 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 2.63 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.6 Nonvested equity interest of Jiushi granted to employees

In July 2011, the Group granted 20% equity interest of the newly established Jiushi to two employees as an incentive to retain these two employees’ services, which they will earn over three-year period. The fair value of the granted equity interest was estimated to be RMB2.2 million. The Group recorded share-based compensation of RMB0.4 million and RMB0.7 million (US$0.1 million) for the years ended December 31, 2011 and 2012, respectively.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES

24. RELATED PARTY TRANSACTIONS AND BALANCES

24.1 Transaction with Shanghai Shenhua Liansheng Football Club Co., Ltd. (“Shenhua”) and its players

In January 2012, the Group entered into a cooperative agreement with Shenhua, for endorsing and promoting Firefall and other games as designated by the Group (“the Games”) for a term of two years. Shenhua is a long-established leading soccer team in the Chinese Super League, the highest tier of professional soccer association in China. Under the agreement, Shenhua players shall wear jerseys bearing the name and logo of the Games in all domestic and international soccer games as well as make appearances at press conferences, product promotion, sales initiatives for the Games, and participate in other activities for promoting the Games as requested by the Group. The Group has paid Shenhua RMB32.0 million (US$ 5.1million) for the promotion services. The Group amortized the prepayment on a straight line basis over the contract period and the remaining balance as of December 31, 2012 was RMB 16.0 million (US$2.6million).

In January 2012, the Group entered into endorsement agreements with Nicolas Anelka (“Anelka”), a globally famous soccer player who played for Shenhua at that time. The agreement was for endorsement and promotion of Firefall for a consideration of EUR2.7 million (RMB21.9 million). In August 2012, the Group entered into another endorsement agreement with Didier Drogba (“Drogba”), also a famous soccer player played for Shenhua at the time, for endorsement and promotion of Planetside 2, a MMOFPS game, for consideration of EUR3.1 million (RMB24.3 million). The Group has paid the consideration to Anelka and Drogba in January and August 2012, respectively. The Group is amortizing the prepayment on a straight line basis over the contract period and the remaining balance as of December 31, 2012 was nil and RMB14.2 million (US$2.3 million) respectively. In January 2013, Drogba announced that he had signed a contract to play for another soccer team. As a result of such subsequent event, the Group has made a preliminary assessment that there was no impact of such change on the value of his endorsement of Planetside 2 for the remaining contact period, but will continue to monitor the execution of the contract.

As Mr. Zhu, the Chairman and chief executive officer of the Company and a major shareholder of the Company, is also a major shareholder of Shenhua, the endorsement and promotion transactions with Shenhua, Anelka and Drogba constituted related party transactions.

24.2 Transaction with equity investee

The9 Computer, Shanghai IT and 9Webzen Limited (Shanghai) (“9Webzen Shanghai”), a subsidiary of 9Webzen Hong Kong, entered into a series of agreements in connection with operating a game in China and providing services to customers jointly. The9 computer and Shanghai IT share revenue from 9Webzen Shanghai according to the joint service agreements. Due to long outstanding and uncertainty on the recoverability for the amount due from 9Webzen Shanghai, the Group stopped recognizing revenue pursuant to the agreements with 9Webzen Shanghai in 2010 and made full provision for the outstanding receivable due from 9Webzen Shanghai which amounted to RMB1.3 million as of December 31, 2010. In 2012, after further negotiation with 9Webzen Shanghai, the Group collected RMB1.8 million (US$0.3 million) from 9Webzen Shanghai, including RMB1.3 million receivable and RMB0.5 million unrecognized revenue in 2010. There were no other transactions between the Group and 9Webzen Shanghai in 2011 and 2012, respectively.

In April 2012, the Group entered into an agreement with BLT, a 45% equity investee of the Group, to provide a loan which amounted to RMB6.8 million (US$1.1 million) for its capital injection in a joint venture with 45% equity held by BLT. The loan is secured by the equity interest in the joint venture owned by BLT. There were RMB5.3 million (US$0.8 million) loans outstanding as of December 31 2012, In March 2013, the Group entered into an additional loan agreement and provided an further RMB4.5 million (US$0.7 million) in loans to BLT to support the need for working capital. The loan is secured by the equity interests in BLT owned by the founders of BLT.

According to the amended agreement with Fire Rain, the Group returned the acquired game license and no longer has the power to direct the activities that most significantly impact Fire Rain’s operations. The Group has retained a contractual right to 20% of the revenue generated from the game. From the date of deconsolidation to December 31, 2012, the Group received RMB0.8 million (US$0.1 million) as its share of revenue from its Fire Rain’s game operation. In addition, subsequent to year-end, the Group received RMB 4.5 million (US$0.7 million) in repayment of the game development proceeds provided by the Group..

LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
LOSS PER SHARE

25. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:
Net loss attributable to ordinary shareholders	(499,611,594)	(284,329,931)	(514,002,092)	(82,503,025)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	25,121,679	24,956,197	24,494,046	24,494,046

Loss per share—Basic and diluted	(19.89)	(11.39)	(20.98)	(3.37)

The Company had 6,048,078, 5,865,811 and 4,915,741 stock options, warrants and nonvested shares outstanding as of December 31, 2010, 2011 and 2012, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS

26. RESTRICTED NET ASSETS

In accordance with the regulations in the PRC and their respective articles of association, The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo, Jiu Jing (as foreign invested enterprises) and the Group’s domestic VIE subsidiaries incorporated in the PRC are required to make an appropriation of statutory reserve from retained earnings equal to at least 10% of their respective after-tax profits, calculated in accordance with the PRC accounting standards and regulations. Appropriations are classified in the consolidated balance sheet as statutory reserves and are recorded upon board resolution on the appropriations. Appropriations to these reserves are not required after these reserves have reached 50% of the registered capital of the respective companies.

In addition, at the discretion of the respective boards of directors: (1) The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo and Jiu Jing may allocate a portion of their after-tax profit to the enterprise expansion fund or staff welfare and bonus reserve, and (2) the above VIE subsidiaries may allocate a portion of their respective after-tax profits to discretionary surplus reserve. The use of staff welfare and bonus reserve is restricted to employee welfare benefits and is not available for distribution to equity owners except in liquidation. Appropriations to the staff welfare and bonus reserve are charged to income as general and administrative expense, and any unutilized balance is included in current liabilities.

These statutory reserves are not transferable to the Company in the form of dividends, advances, or loans. There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The9 Computer, C9I Shanghai, C9I Beijing, Jiu Tuo and Jiu Jing and the Company’s VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIE subsidiaries, the VIE subsidiaries cannot directly distribute dividends to the Company.

In 2010, 2011 and 2012, there was no appropriation of statutory reserves.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST

27. NONCONTROLLING INTEREST

As of December 31, 2012, the Group’s non-controlling interest mainly included equity interests in Red 5 and Mengxiang Hulian and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2010, 2011 and 2012.

	December 31, 2010	December 31, 2011	December 31, 2012
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(499,611,594)	(284,329,931)	(514,002,092)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	5,564	4,044	3,265
Increase in The9 Limited’s additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest	523,586	1,565,749	0
Decrease in The9 Limited’s additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian	(6,981,392)	(12,741,104)	0
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest*	0	0	3,933,247

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(506,063,836)	(295,501,242)	(510,065,580)

*	The amount is primarily due to the vesting of restricted stock by noncontrolling interest holders.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

28. COMMITMENTS AND CONTINGENCIES

28.1 Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2012 are as follows:

	RMB	US$
		(Note 3)
2013	17,010,169	2,730,320
2014	1,123,617	180,353
2015	110,976	17,813

	18,244,762	2,928,486

Total rental expenses amounted to RMB18.4 million, RMB21.2 million and RMB25.6 million (US$4.1 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

28.2 Contingencies

On June 18, 2007, Beijing Beida Founder Electronics Company filed a lawsuit in the Beijing High Court against two other companies and two wholly-owned subsidiaries of the Group, alleging that the defendants had, through a game that the two subsidiaries licensed and are operating, infringed its intellectual property rights with respect to certain of its copyrighted fonts. The plaintiff in the case demanded, among others, that the defendants cease such alleged infringing use and pay RMB100 million for its alleged losses. The Group intends to assert its rights in the court of law. Based on the on-going assessment by the Group’s management and external legal counsel, the management believes that the likelihood for the Group to pay compensation is probable and the amount of compensation and legal fees estimated by management and external legal counsel is measurable. The lawsuit was heard on November 26, 2009 by the Beijing Superior Court. The Group asserted its rights in the court. On February 3, 2010, the court issued a judgment against the Group and other defendants in the lawsuits for infringing certain intellectual property rights of the plaintiff. Based on the court’s judgment, the Group shall pay a total of RMB1.6 million in compensation to the plaintiff. Subsequently, the plaintiff filed an appeal challenging the judgment. In May 2012 the Supreme Court issued a judgment ordering the Group and other defendants to pay RMB2.2 million (US$0.4 million) to the plaintiff. In September 2012 the Group made the payment to the plaintiff in compliance with the judgment. The Group has paid RMB4.5 million, RMB1.2 million and RMB1.9 million (US$0.3 million) for legal fee related to the litigation in 2010, 2011 and 2012, respectively.

In May 2011, Diego Maradona filed a lawsuit in the Beijing No. 1 Intermediate People’s Court against Shanghai IT and a third party company in China, alleging that the defendants used his name and image in a web and social game operated by the Group without his authorization. In July 2011, the plaintiff amended his complaint to include The9 Computer as a defendant. The plaintiff in the case demanded, among other things, that the defendants pay RMB20 million for its alleged losses. In consultation with its external PRC legal counsel, the Group estimates that it is probable that the Group would lose the lawsuit and the contingent loss was estimated to be approximately RMB2 million (US$0.3 million), which estimate is made based on, among other relevant factors, remedies for other similar civil lawsuits. Accordingly, the Group recorded a contingent loss of RMB2 million (US$0.3 million) in the year ended December 31, 2011. As of December 31, 2011 and 2012, the Company believed that it was remote that the court would adjudicate a fine exceeding the amount that it had recognized.

The Group may be subject to legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

In January 2013, the Group entered into an investment agreement with Shanghai Zhongxing Communication Technology Enterprise Co., Ltd. and Shanghai Ruigao Information Technology Co., Ltd., pursuant to which the parties will establish a joint venture in Wuxi, Jiangsu Province, for the purpose of developing and operating TV game platforms, TV games and other related businesses. The Group contributed RMB5.2 million (US$0.8 million) to the joint venture, which accounted for 51.5% of the registered capital of the joint venture. The joint venture was established in February 2013 with 51.5% equity interest owned by the Group.

The Group made certain cash advances to its previously consolidated VIE, Fire Rain (Note 4), which were secured by the personal guarantee of one of Fire Rain’s third-party shareholders. In April 2013, the Group and that individual shareholder entered into an agreement pursuant to which that individual shareholder will transfer their 33.5% equity interest in Fire Rain to the Group and in return the Group will release them from the personal guarantee provided in connection with the cash advances. After this share transfer, the Group will own approximately 58.5% of the equity of Fire Rain.

PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The Group suffered loss and cash outflows from operations for the year ended December 31, 2010, 2011 and 2012, respectively, subsequent to the non-renewal of World of Warcraft (“WoW”) license in 2009. During the year of 2012, the Group’s net cash outflows from operations was RMB 489.2 million (US$78.5 million). The Group expects to continue to incur product development, and sales and marketing expenses for licensed and proprietary new games. The Group currently depend on a limited number of games for substantially all of the Group’s revenues and are making significant investments in the development of new games. If any of these games incur any adverse developments or if the Group is unable to develop, purchase or license additional games that are attractive to users and result in overall revenue growth, the Group’s business, financial condition and results of operations may be materially and adversely affected. The Group regards the going concern assumption as appropriate as the Group plans to launch several MMORPGs and MMOFPSs, web and social games during the year ending December 31, 2013, which are expected to be accretive to the Group’s operating results and cash flows from operations. Management also has the ability to manage the cash balances by controlling the level of discretionary spending on product development and sales and marketing, and believes the Group will be able to satisfy its liabilities in the normal course of business. As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary and VIEs in which it has a controlling financial interest. The results of the subsidiary are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiary and VIEs have been eliminated in consolidation.

PRC laws and regulations currently prohibit or restrict foreign ownership of Internet-related business. In September 2009, the General Administration of Press and Publication (“GAPP”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform and the Further Strengthening of the Administration of Pre-approval on Online Games and Approval on Import Online Games, or the GAPP Circular. It is not clear that the regulatory authority of the GAPP applies to the regulation of ownership structures of online game companies based in the PRC. While the GAPP Circular is applicable to the Group and its business in terms of publication and pre-approval of online games, to date, GAPP has not issued any interpretation of Section 4 of the GAPP Circular to specifically invalidate VIE agreements and, to the Group’s knowledge, has not taken any enforcement action under Section 4 of the GAPP Circular against any of the companies that rely on contractual arrangements with VIEs to operate online games in the PRC. Therefore, the Group believes that its ability to direct the activities of VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than temporary impairment, revenue recognition, assessment of recoverability of long-lived assets and goodwill impairment, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets and contingencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Group’s functional currency with the exception of its subsidiaries, Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea, is the RMB. The functional currency of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea is United States Dollar (“US$”, or “US dollars”), United States Dollar, Singapore Dollar, Korean Won and Korean Won, respectively. Assets and liabilities of Red 5, The9 Interactive, Red 5 Singapore, Red5 Korea and The9 Korea are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income (loss). The aggregate foreign exchange net (loss) gain was RMB(4.5) million, RMB(10.6) million and RMB1.9 million (US$0.3 million) for the years ended December 31, 2010, 2011 and 2012, respectively. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in other income (expense) in the consolidated statements of operations and comprehensive income (loss).

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with an original maturity date of three months or less. At December 31, 2011 and 2012, cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2011 and 2012 are amounts denominated in US Dollars totaling US$16.1 million and US$8.3 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB959.9 million and RMB499.5 million (US$80.2 million) as of December 31, 2011 and 2012, respectively.

Short term investments	<6> Short term investments Short term investments represent the bank time deposits with original maturities longer than three months and less than one year.
Allowance for doubtful accounts

<7> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from prepaid card distributors and third party game platforms, and are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of RMB nil, RMB nil and RMB 0.03 million in 2010, 2011 and 2012, respectively. In 2011, the Company wrote off uncollectable accounts receivable of RMB22.2 million, which had been fully provided for in 2009.

Prepaid royalties and deferred costs

<8> Prepaid royalties and deferred costs

Royalties paid to the licensors of games are initially recognized as prepaid royalties when paid and subsequently recognized as deferred costs upon the customers’ online registration and activation of their cards or online points. Royalties payable to the licensors or receivable from collection agents upon customers’ charging their accounts are initially recorded as deferred costs upon the customers’ online registration and activation of their cards or online points. Deferred costs are then ultimately recognized as cost of services in the consolidated statements of operations and comprehensive income (loss) based upon the actual consumption of game premium features or usage of the game playing time by the customers or when the likelihood that the Group would provide further services to those customers becomes remote.

Restricted cash

<9> Restricted cash

Restricted cash mainly represents cash held in a designated bank account for the sole purpose to guarantee the performance of a service agreement with a third party platform. Due to the contractual terms of the restriction, the balance has been classified as a non-current asset.

Investments in equity investees

<10> Investments in equity investees

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group assesses its equity investments for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment is adjusted downward to reflect these declines in value.

Available-for-sale investments

<11> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income. As of December 31, 2011 and 2012, the Group did not hold trading securities or held-to-maturity securities.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

Property, equipment and software

<12> Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	The shorter of respective term of the leases or the estimated useful lives of the leasehold improvements

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Goodwill

<13> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In September 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits us to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Intangible assets

<14> Intangible assets

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon the monetization of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill if they lived until completion or abandonment of the associated research and development efforts. The acquired In-process research and development costs were recorded as acquired game development cost upon completion of the research and development efforts and is amortized on a straight-line basis over the useful economic life of the relevant online game. Amortization of acquired game development cost commences upon the monetization of the related online game.

Land use right

<15> Land use right

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group’s office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

Impairment of long-lived assets

<16> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Revenue recognition

<17> Revenue recognition

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third party platform and overseas licensing of the online game to other operators. The Group recognizes revenues when persuasive evidence of an arrangement exists, services are delivered or performed, our price is fixed or determinable and collectability is reasonably assured.

Online game services to players on the Group’s game server

The Group sells its prepaid game cards and prepaid online points for its online game products to distributors who in turn ultimately sell them to players. The Group adopts virtual item / service consumption model for the online game services.

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. The distribution of points to players is typically made by sales of prepaid game cards and prepaid online points. Fees for prepaid game cards and prepaid online points are deferred when received. Revenue is recognized over the estimated life of the premium features or as the premium features are consumed.

For in-game premium features that are immediately consumed, revenue is recognized upon consumption. For premium features with a stated expiration time, which range from one to 90 days, revenue is recognized ratably over the period starting from when the feature is first used to the expiration time. For perpetual features with no predetermined expiration, revenue is recognized ratably over the estimated average lives of the perpetual features, which are typically less than one year. When estimating the average lives of the in-game perpetual features, the Group considers the average period that players typically play the game, other player behavior patterns, and factors including the acceptance and popularity of expansion packs, promotional events launched, and market conditions. Future usage patterns of players may differ from the historical usage patterns on which the virtual item / service consumption revenue recognition model is based. The Group continually monitors the operational statistics and usage patterns.

Online game operation services over third party platform

For social games, TV games and certain web games, while they are also adopting the virtual item / service consumption model, these games are launched on the third party game platforms and telecom carriers. Revenue from social and web games operated through third party game platforms are recognized upon consumption of the in-game premium features with the amount net of remittance to the third party game platforms as the Group does not set the pricing of the in-game currency of the third party game platforms. Revenue from TV games operated through telecom carriers is recognized upon consumption of the in-game premium features with the gross amount received by telecom carriers as the Group is the primary obligor of the game operation. The remittance to telecom carrier is recognized as costs of services when incurred.

Overseas licensing revenue

The Group licenses proprietary online games to operators in overseas market and receives license fees and royalty income in connection with their operation of the games. License fee revenue is recognized over the license period upon the commercialization of the game in the overseas market. Royalty income is recognized when earned, provided that collectability is reasonably assured

Other revenues

Other revenues include those generated from game operating support, training and advertisement and short message services.

Game operating support, training and advertisement

Game operating support, training and advertisement revenue include revenues generated from providing technical support services, including website development and construction, hardware and software support, training, maintenance and advertisements to customers. These revenues are recognized when delivery of the service and advertisement has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Short message services

The Group contracts with various Chinese mobile carriers for the transmission of wireless short messaging services related to the Group’s games. Revenue is recognized in the period in which services are performed, provided that no significant obligation remains, collection of receivables is reasonably assured and the amount can be accurately estimated.

Sales Tax

The Group is subject to business tax at a rate of 5% and related surcharges on revenues earned in the PRC. Sales tax and related charges for revenues earned from the sale of online points are recognized as sales tax in the consolidated statements of operations and comprehensive income (loss) and are deducted from gross revenues to arrive at net revenues.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value-added tax (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Shanghai, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from August 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax.

Advances from customers, deferred revenue, and deferred costs

<18> Advances from customers, deferred revenue, and deferred costs

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features by players or when the likelihood that the Group would provide further online game service to those customers is remote. Direct service costs, primarily, prepaid royalties, related to deferred revenue and advances from customers are also deferred. Deferred service costs are recognized in the consolidated statements of operations and comprehensive income (loss) in the period in which the related online game’s prepaid fees are recognized as revenue.

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the monetization of the game is recorded in advances from operators.

Cost of services

<19> Cost of services

Cost of services consists primarily of online game royalties, payroll, depreciation, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, production costs for prepaid game cards, intangible assets amortization and other overhead expenses directly attributable to the services provided.

Product development costs

<20> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charge and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

Sales and marketing expenses

<21> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB23.5 million, RMB32.8 million and RMB85.3 million (US$13.7 million) for the years ended December 31, 2010, 2011 and 2012, respectively, were expensed as incurred.

Government grants

<22> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB23.5 million, RMB1.2 million and RMB0.7 million (US$0.1 million) for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded in other income in the consolidated statements of operations and comprehensive income (loss).

Share-based compensation

<23> Share-based compensation

The Group measures the cost of employee services received in exchange for stock-based compensation at the grant date fair value of the share-based awards. The fair value of the share awards were measured using the fair value of shares, while the fair value of the options or equity warrants were measured using the Black-Scholes option pricing model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. For the options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States (“US”) government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

Leases

<24> Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease periods.

Income taxes

<25> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

Noncontrolling interest

<26> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests is presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income (loss) to be attributed to controlling and noncontrolling interest.

Earnings (loss) per share

<27> Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Segment reporting

<28> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As the Group primarily generates all its revenues from customers in the PRC and almost all the Group’s long lived assets are located in the PRC, no geographical segments are presented.

Certain risks and concentration

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Due to the limited availability of online payment systems in China, a substantial portion of the Group’s sales are carried out via a distribution network composed of third-party distributors. The Group sells in-game items primarily through sales of prepaid cards and prepaid online points to its customers via Beijing Huiyuan Net Technology Co., Ltd., a national online distributor. Accounts receivable from this national online distributor represent 9% and 12% of the Group’s total accounts receivable as of December 31, 2011 and December 31, 2012, respectively.

Acquisitions

<30> Acquisitions

The Group measures the consideration it transfers at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations and comprehensive income (loss).

Fair value measurements

<31> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

Financial instruments

<32> Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable and long-term accounts payable. The carrying value of the Group’s cash and cash equivalents, restricted cash, short-term investment, accounts receivable and accounts payable approximate their market values due to the short-term nature of these instruments. The carrying value of long term accounts payable approximates its fair value as the impact to discount the long term payable with interest rate is insignificant. The Group does not use derivative instruments to manage risks.

Recent accounting pronouncements

<33> Recent accounting pronouncements

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The adoption of this ASU is not expected to have a significant effect on the Group’s consolidated financial statements.

ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Company's Principal Subsidiaries and VIE Subsidiaries
The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2012:

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	Subsidiary	100%	—
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	Subsidiary	—	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	Subsidiary	—	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	Subsidiary	—	100%
9Dream Limited (“9Dream”)	July-05	Hong Kong	Subsidiary	100%	—
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	Subsidiary	—	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	Subsidiary	—	100%
Jiu Tuo (Shanghai) Information Technology Limited (“Jiu Tuo”)	July-07	PRC	Subsidiary	—	100%
China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	Subsidiary	100%	—
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	Subsidiary	100%	—
New Star International Development Limited (“New Star”)	January-08	Hong Kong	Subsidiary	100%	—
The9 Development Center Limited (“TDC”)	June-08	Hong Kong	Subsidiary	100%	—
TDC (Asia) Limited (“TDC Asia”)	April-09	British Virgin Islands	Subsidiary	—	100%

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	Subsidiary	—	81% (Note 5)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)	April-10	Singapore	Subsidiary	100%	—
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	Subsidiary	100%	—
The9 Korea Co., Ltd. (“The9 Korea”)	February-11	Korea	Subsidiary	100%	—
Red 5 Korea Co., Ltd. (“Red 5 Korea”)	Novermber-10	Korea	Subsidiary	100%	—
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiucheng Advertisement Co., Ltd. (“Shanghai Jiucheng Advertisement”)	April-07	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. (“Huopu Cloud”)	December-10	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	Wholly-owned subsidiary of Huopu Cloud	None
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-11	PRC	VIE subsidiary	None (Note 4)
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-12	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai The9 Education Software Technology Co., Ltd. (“The9 Education”)	May-12	PRC	Wholly-owned subsidiary of Shanghai IT	None

PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	The shorter of respective term of the leases or the estimated useful lives of the leasehold improvements

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$ (Note 3)
Total assets	1,086,447,994	223,569,019	35,885,302
Total liabilities	243,049,758	233,201,710	37,431,455

	December 31, 2010	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	RMB	US$ (Note 3)
Revenue	101,808,411	103,128,242	146,100,548	23,450,755
Net loss	(50,392,716)	(44,008,489)	(163,422,412)	(26,231,106)

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Purchase Price

The allocation of the purchase price of US$16.84 million (RMB114.9 million) is as follows:

RMB
Cash	11,876,274
Subscription receivable	95,549,799
Fixed assets	3,650,947
Identifiable intangible assets:
In-process research and development	12,285,000
Backlog	2,730,000
Goodwill	10,870,537
Other assets	1,968,347
Liabilities assumed	(2,599,092)
Deferred tax liability	(5,981,135)
Noncontrolling interest at fair value	(15,417,870)

Total	114,932,807

Pro Forma Financial Information

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition of Red 5 been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Revenue	Net Loss
	RMB	RMB
Pro forma for 2010	108,513,582	(532,673,479)

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Receivable from equity method investee (Note 24)	0	9,750,000	1,564,983
Receivable from cost method investee (Note 8 <1>)	29,081,174	7,252,493	1,164,106
Accrued interest income	2,689,359	942,304	151,250
Prepayments and deposits	17,511,127	48,341,591	7,759,360
Others	16,778,481	9,735,816	1,562,706

	66,060,141	76,022,204	12,202,405

INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2011	December 31, 2012	December 31, 2012	Share ownership as of December 31, 2012
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Object Software Limited *	0	0	0	18.6%
9Webzen Limited *	0	0	0	30%
Beijing Linkage Technology Co., Ltd. (“BLT”)	9,706,069	6,827,820	1,095,941	45%
Shanghai Jichuang Network Technology Co., Ltd. (“Jichuang”)*	2,816,574	0	0	30%
Beijing Boran Lexiang Technology Co., Ltd. (“Boran Lexiang”)*	2,018,339	0	0	15%
Fire Rain (Note 4)	0	0	0	25%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)	0	5,544,105	889,890	10%
Tandem Fund II, L.P. (“Tandem Fund”)	0	6,135,706	984,848	12.3%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,605,111	1.2%
G10 Entertainment Corporation (“G10”)	24,892,921	24,892,921	3,995,589	13.7%
OpenFeint Inc. ( “OpenFeint”)	0	0	0	0%
CrowdStar Inc. (“Crowdstar”)	22,617,240	22,617,240	3,630,317	2.3%

Total	72,051,143	76,017,792	12,201,696

*	The Group has assessed the recoverability of the investments and fully impaired the balances in the respective periods listed.

PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Software and Related Accumulated Depreciation and Amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Office buildings	64,488,993	67,482,202	10,831,640
Computer and equipment	193,354,191	170,034,382	27,292,400
Leasehold improvements	7,903,060	15,492,417	2,486,704
Office furniture and fixtures	9,558,048	13,467,292	2,161,649
Motor vehicles	13,012,578	9,443,462	1,515,780
Software	16,957,721	17,746,626	2,848,530
Construction in progress	1,150,000	0	0
Less: accumulated depreciation and amortization	(245,911,570)	(229,091,066)	(36,771,650)

Net book value	60,513,021	64,575,315	10,365,053

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	0	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247

Balance at December 31, 2012 US$ (Note 3)	1,606,916	0	1,606,916

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31 are as follows:

<1> Intangible assets subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)

Acquired game licenses	186,793,796	154,640,722	24,821,547
Acquired game development cost	0	12,285,000	1,971,879
Less: Accumulated amortization	(38,432,377)	(10,119,873)	(1,624,352)
Impairment provision	0	(569,138)	(91,353)
Translation difference	(209,639)	(1,186,900)	(190,510)

Net book value of intangible assets subject to amortization	148,151,780	155,049,811	24,887,211

Estimated Aggregate Amortization Expense From Existing Intangible Assets

As of December 31, 2012, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2013	22,958,741	3,685,132
2014	22,583,476	3,624,898
2015	22,583,476	3,624,898
2016	22,583,476	3,624,898
2017	22,583,476	3,624,898

Total	113,292,645	18,184,724

Intangible Assets not Subject to Amortization

<2> Intangible assets not subject to amortization

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
In-process research and development	12,285,000	0	0
Translation difference	(943,380)	0	0

Net book value of intangible assets not subject to amortization	11,341,620	0	0

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,349	13,669,178
Less: accumulated amortization	(9,124,323)	(11,045,234)	(1,772,882)

Net book value	76,036,026	74,115,115	11,896,296

OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-Term Assets

Other long-term assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	10,708,214	5,459,354	876,287
Prepayment and deposits for property, equipment and software	28,565,286	32,819,483	5,267,890
Receivable from cost method investee (Note 8 (1))	7,270,199	0	0
Receivable from WoW game points refund agent (Note 19)	28,651,292	22,188,652	3,561,524
Others	561,612	469,286	75,326

Total	75,756,603	60,936,775	9,781,027

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

The Group’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2012:

	Fair Value Measurements at Reporting Date Using
	Quoted Price in Active Markets for Identified assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB
Available-for-sale investment—Youjia (Note 9)	0	0	6,285,500

Other Assets or Liabilities Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs

The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2010, 2011 and 2012.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	0	0	6,342,100
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	0	0	(56,600)
Impairment losses included in earnings	0	0	0

Balance at the end of the year	0	6,342,100	6,285,500

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2012.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB
Investment in Fire Rain	0	0	0	0	1,313,067
Investment in Jichuang	0	0	0	0	1,341,153
Investment in Boran Lexiang	0	0	0	0	1,902,591
Upfront licensing fees	0	0	0	0	569,139

Total	0	0	0	0	5,125,950

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Income Tax Benefit (Expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax (expense) benefit	39,061	(165)	0	0
China	39,061	(165)	0	0
Other jurisdictions	0	0	0	0
Deferred taxation	131,458,011	56,216,109	135,199,657	21,701,041
China	56,671,847	20,125,336	62,228,916	9,988,429
Other jurisdictions	74,786,164	36,090,773	72,970,741	11,712,612
Change in valuation allowance	(138,865,092)	(56,216,109)	(135,199,657)	(21,701,041)
China	(64,078,928)	(20,125,336)	(62,228,916)	(9,988,429)
Other jurisdictions	(74,786,164)	(36,090,773)	(72,970,741)	(11,712,612)

Income tax (expense) benefit	(7,368,020)	(165)	0	0

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(4%)	1%	0%
Change of prior year deferred tax assets	0%	(5%)	0%
Change of valuation allowance	(15%)	(19%)	(25%)
(Income) not subject to tax and non-deductible expenses, net	(9%)	1%	0%
Effect of tax holidays	(1%)	0%	0%
Effect of future tax rate change	3%	0%	0%
Effect of expired net operating loss carry forwards	0%	(3%)	0%

Effective EIT rate	(1%)	0%	0%

Significant Components of Deferred Tax Assets and Liablities

Significant components of deferred tax assets

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$ (Note 3)
Temporary differences related to expenses and accruals	4,719,622	4,466,370	716,902
Temporary differences related to provision for advances to suppliers	0	2,421,809	388,727
Temporary differences related to provision for doubtful accounts	0	3,132,359	502,778
Temporary differences related to prepaid royalties	4,495,406	0	0
Other	1,721,596	4,140,842	664,651

Total current deferred tax assets	10,936,624	14,161,380	2,273,058
Less: Valuation allowance	(10,936,624)	(14,161,380)	(2,273,058)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	13,139,782	6,567,863	1,054,215
Startup expenses and advertising fee	9,818,616	19,011,503	3,051,557
Temporary differences related to research and development credits	5,368,367	1,011,966	162,432
Temporary differences related to equity investment	5,619,339	9,263,766	1,486,937
Foreign tax credits	15,563,223	15,525,185	2,491,964
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	802,555
Tax loss carry forwards	247,897,899	378,001,844	60,673,479

Total non-current deferred tax assets	302,407,226	434,382,127	69,723,139
Less: Valuation allowance	(302,407,226)	(434,382,127)	(69,723,139)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,521,837	5,508,341	884,150

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	US$
			(Note 3)
Balance at January 1	257,127,741	313,343,850	50,295,156
Increase in valuation allowance	56,216,109	135,199,657	21,701,041

Balance at December 31	313,343,850	448,543,507	71,996,197

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables and Accruals

Other payables and accruals are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	27,419,504	26,147,447	4,196,955
Professional services	10,613,150	6,746,476	1,082,884
Product development services	3,090,913	5,447,604	874,401
Marketing and promotion	1,692,630	4,195,359	673,402
Others	5,090,126	7,947,770	1,275,704

	47,906,323	50,484,656	8,103,346

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stock options and ordinary shares granted by Red 5
Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	19,684,602	US$	0.129	4.95	US$	74,867
Granted	1,921,422	US$	0.116
Exercised	(5,000)	US$	0.124
Forfeited	(67,351)	US$	0.137
Outstanding at December 31, 2012	21,533,673	US$	0.128	4.19	US$	21,815

Vested and expected to vest at December 31, 2012	21,506,496	US$	0.128	4.19	US$	21,815

Exercisable at December 31, 2012	9,302,929	US$	0.132	3.61	US$	21,815

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

Stock options granted by TDC
Share Option Activities

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	16,611,000	HK$	0.10	4.0	Nil
Forfeited	(371,000)	HK$	0.10		Nil

Outstanding at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Vested and expected to vest at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Exercisable at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

2004 Option Plan
Share Option Activities

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,806,615	US$	5.64	3.60	US$	6,351,833
Exercised	(28,321)	US$	5.13
Forfeited	(362,553)	US$	7.83

Outstanding at December 31, 2012	3,415,741	US$	5.41	2.70		Nil

Vested and expected to vest at December 31, 2012	3,379,045	US$	5.41	2.70		Nil

Exercisable at December 31, 2012	2,561,937	US$	5.41	2.66		Nil

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during year 2012.

	For the year ended December 31, 2010		For the year ended December 31, 2011
Risk-free interest rate		0.77%-1.03%		0.33%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		59.24%-60.71%		57.90%
Fair value of options at grant date	US$	2.13-US$2.58	US$	1.92

LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Share Calculation

Loss per share is calculated as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:
Net loss attributable to ordinary shareholders	(499,611,594)	(284,329,931)	(514,002,092)	(82,503,025)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	25,121,679	24,956,197	24,494,046	24,494,046

Loss per share—Basic and diluted	(19.89)	(11.39)	(20.98)	(3.37)

NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Changes in Ownership Interest of Subsidiaries

The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2010, 2011 and 2012.

	December 31, 2010	December 31, 2011	December 31, 2012
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(499,611,594)	(284,329,931)	(514,002,092)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	5,564	4,044	3,265
Increase in The9 Limited’s additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest	523,586	1,565,749	0
Decrease in The9 Limited’s additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian	(6,981,392)	(12,741,104)	0
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest*	0	0	3,933,247

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(506,063,836)	(295,501,242)	(510,065,580)

*	The amount is primarily due to the vesting of restricted stock by noncontrolling interest holders.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases as of December 31, 2012 are as follows:

	RMB	US$
		(Note 3)
2013	17,010,169	2,730,320
2014	1,123,617	180,353
2015	110,976	17,813

	18,244,762	2,928,486

Company's Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
GameNow.net (Hong Kong) Limited ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-01
Place of incorporation	Hong Kong
Relationship	Subsidiary
The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-06
Place of incorporation	PRC
Relationship	Subsidiary
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2003-10
Place of incorporation	Hong Kong
Relationship	Subsidiary
China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-02
Place of incorporation	PRC
Relationship	Subsidiary
9Dream Limited ("9Dream")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-07
Place of incorporation	Hong Kong
Relationship	Subsidiary
China The9 Interactive (Beijing) Limited ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-03
Place of incorporation	PRC
Relationship	Subsidiary
Jiu Jing Era Information Technology (Beijing) Limited ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-04
Place of incorporation	PRC
Relationship	Subsidiary
Jiu Tuo (Shanghai) Information Technology Limited ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-07
Place of incorporation	PRC
Relationship	Subsidiary
China Crown Technology Limited ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Relationship	Subsidiary
Asian Way Development Limited ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Relationship	Subsidiary
New Star International Development Limited ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-01
Place of incorporation	Hong Kong
Relationship	Subsidiary
The9 Development Center Limited ("TDC")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-06
Place of incorporation	Hong Kong
Relationship	Subsidiary
TDC (Asia) Limited ("TDC Asia")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2009-04
Place of incorporation	British Virgin Islands
Relationship	Subsidiary
Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-06
Place of incorporation	USA
Relationship	Subsidiary
Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-04
Place of incorporation	Singapore
Relationship	Subsidiary
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-06
Place of incorporation	USA
Relationship	Subsidiary
The9 Korea Co., Ltd. ("The9 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-02
Place of incorporation	Korea
Relationship	Subsidiary
Red 5 Korea, LLC ("Red 5 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-11
Place of incorporation	Korea
Relationship	Subsidiary
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-09
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-04
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. ("Huopu Cloud")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-12
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-07
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Huopu Cloud
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-12
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Fire Wing Information Technology Co., Ltd. ("Shanghai Fire Wing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-01
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Shanghai The9 Education Software Technology Co., Ltd. ("The9 Education")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-05
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Direct | GameNow.net (Hong Kong) Limited ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | 9Dream Limited ("9Dream")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | China Crown Technology Limited ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Asian Way Development Limited ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | New Star International Development Limited ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Development Center Limited ("TDC")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Korea Co., Ltd. ("The9 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Red 5 Korea, LLC ("Red 5 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive (Beijing) Limited ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Jiu Jing Era Information Technology (Beijing) Limited ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Jiu Tuo (Shanghai) Information Technology Limited ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | TDC (Asia) Limited ("TDC Asia")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	81.00%

Principal Accounting Policies - Additional Information (Detail)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Aug. 31, 2012 Minimum	Dec. 31, 2012 Minimum	Aug. 31, 2012 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Land use right	Dec. 31, 2012 Acquired game licenses Minimum	Dec. 31, 2012 Acquired game licenses Maximum	Dec. 31, 2012 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China USD ($)	Dec. 31, 2012 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Dec. 31, 2011 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY
Significant Accounting Policies [Line Items]
Net cash outflows from operations	$ (78,520,419)	(489,190,063)	(270,894,564)	(247,551,589)
Foreign exchange net (loss) gain	300,000	1,900,000	(10,600,000)	(4,500,000)
Cash equivalents, bank deposits	8,300,000				16,100,000
Cash and cash equivalents	88,967,883	554,278,809	1,071,725,828	1,416,189,294	172,023,856	1,675,081,345								80,200,000	499,500,000	959,900,000
Allowance for doubtful accounts		26,834
Allowance for doubtful accounts written off			22,200,000
Intangible Assets, useful life											44 years	2 years	7 years
Premium features with a stated expiration time,range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time								1 day		90 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features										1 year
Sales tax rate	5.00%	5.00%
Value-added tax							3.00%		6.00%
Advertising expenses	13,700,000	85,300,000	32,800,000	23,500,000
Unrestricted government subsidies from local government	$ 100,000	700,000	1,200,000	23,500,000
Percentage of total account receivable attributable to national online distributor	12.00%	12.00%			9.00%

Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	The shorter of respective term of the leases or the estimated useful lives of the leasehold improvements
Computer and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Computer and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Office buildings | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Office buildings | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years

Convenience Translation - Additional Information (Detail)	Dec. 31, 2012
Intercompany Foreign Currency Balance [Line Items]
Exchange rates used to translate amounts from RMB to US$	6.2301

Variable Interest Entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2011 Fire Rain	Jan. 31, 2013 Fire Rain Subsequent Event USD ($)	Jan. 31, 2013 Fire Rain Subsequent Event CNY	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") USD ($)	Dec. 31, 2012 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl") CNY	Dec. 31, 2011 Shenzhen Wanyouyinli Technology Co., Ltd. ("Wanyouyl")	Dec. 31, 2012 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")	Dec. 31, 2011 Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
Equity interest held				25.00%	25.00%	25.00%					20.00%	20.00%	20.00%
Receivable held				$ 2.7	17
Percentage of contractual right to receive from gross revenues				20.00%	20.00%
Receivables collected							0.7	4.5
Loss on deconsolidation				2	12.4				0.9	5.7
Loss from remeasurement of retained interest				0.2	1.3
Equity investment consideration received									0.5	3
Share of revenues									$ 1.6	10
VIEs contribution on net revenue	94.60%	96.90%	99.00%
VIEs account on total assets	20.10%	66.70%
VIEs account on total liabilities	64.20%	64.50%

Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Before elimination of intercompany balances and transactions CNY
Variable Interest Entity [Line Items]
Total assets	$ 178,543,742	1,112,345,372	1,628,894,072		$ 35,885,302	223,569,019	1,086,447,994
Total liabilities	58,286,998	363,133,828	377,062,903		37,431,455	233,201,710	243,049,758
Revenue					23,450,755	146,100,548	103,128,242	101,808,411
Net loss	$ (82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)	$ (26,231,106)	(163,422,412)	(44,008,489)	(50,392,716)

Acquisition - Additional Information (Detail)	12 Months Ended								1 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012	Sep. 30, 2012 Director	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Apr. 06, 2010 Maximum USD ($)	Apr. 06, 2010 Maximum CNY	Apr. 06, 2010 Minimum	Apr. 06, 2010 Shares of outstanding series A convertible preferred stock from existing shareholders USD ($)	Jan. 31, 2010 Shares of outstanding series A convertible preferred stock from existing shareholders USD ($)	Dec. 31, 2011 Newly issued Series A convertible preferred stock USD ($)	Dec. 31, 2010 Newly issued Series A convertible preferred stock USD ($)	Apr. 06, 2010 Newly issued Series A convertible preferred stock USD ($)
Business Acquisition [Line Items]
Business acquisition, number of Series A convertible preferred stock acquired							39,766,589	39,766,589				16,229,470				23,537,119
Business acquisition, purchase price							$ 16,840,000	114,932,807				$ 1,840,000				$ 15,000,000
Business acquisition, cash paid	600,000			200,000	1,400,000	100,000							1,840,000	7,000,000	8,000,000
Business acquisition, percentage of equity interest acquired as-converted basis		81.00%					82.00%	82.00%
Business acquisition, contingent liability									3,650,000	24,900,000
Business acquisition, period over which employee is required to fulfill employment contracts									4 years	4 years	2 years
Business acquisition, number of common stock shares acquired				2,020,601	2,020,601	777,723
Restricted common stock issued, number of directors			2
Acquisition-related costs included in general and administrative expenses	200,000
Revenue from acquisition, since acquisition date
Net loss from acquisition, since acquisition date	46,200,000

Allocation of Purchase Price (Detail)	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Apr. 06, 2010 In-process research and development CNY	Apr. 06, 2010 Backlog CNY
Business Acquisition [Line Items]
Cash		11,876,274
Subscription receivable		95,549,799
Fixed assets		3,650,947
Identifiable intangible assets			12,285,000	2,730,000
Goodwill		10,870,537
Other assets		1,968,347
Liabilities assumed		(2,599,092)
Deferred tax liability		(5,981,135)
Noncontrolling interest at fair value		(15,417,870)
Total	$ 16,840,000	114,932,807

Pro Forma Financial Information (Detail) (CNY)	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	108,513,582
Net Loss	(532,673,479)

Prepayment and Other Current Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY
Prepaid And Other Current Assets [Line Items]
Receivable from equity method investee (Note 24)	$ 1,564,983	9,750,000	0
Receivable from cost method investee (Note 8 (1))				1,164,106	7,252,493	29,081,174
Accrued interest income	151,250	942,304	2,689,359
Prepayments and deposits	7,759,360	48,341,591	17,511,127
Others	1,562,706	9,735,816	16,778,481
Prepayments and other current assets, total	$ 12,202,405	76,022,204	66,060,141

Prepaid Royalties and Deferred Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 Royalty Agreements USD ($)	Dec. 31, 2012 Royalty Agreements CNY	Dec. 31, 2011 Royalty Agreements CNY	Dec. 31, 2010 Royalty Agreements CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss	5,125,950	$ 100,000	900,000		5,500,000

Investments in Equity Investees (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Institute of Visual Art of Fudan University ("SIVA") USD ($)	Dec. 31, 2012 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2011 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2011 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2012 Object Software Limited USD ($)	Dec. 31, 2012 Object Software Limited CNY	Dec. 31, 2011 Object Software Limited CNY	Dec. 31, 2012 9Webzen Limited USD ($)	Dec. 31, 2012 9Webzen Limited CNY	Dec. 31, 2011 9Webzen Limited CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2011 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") USD ($)	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2011 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") USD ($)	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2011 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2011 Fire Rain CNY	Dec. 31, 2012 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") USD ($)	Dec. 31, 2012 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2011 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2011 Tandem Fund II, L.P. ("Tandem Fund") CNY
Schedule of Investments [Line Items]
Equity method investments	$ 1,564,983	9,750,000	0														$ 0	0	0	$ 0	0	0	$ 1,095,941	6,827,820	$ 1,095,941	6,827,820	9,706,069	$ 0	0	2,816,574	$ 0	0	2,018,339	$ 0	0	0	$ 889,890	5,544,105	0	$ 984,848	6,135,706	0
Cost method investments				1,605,111	10,000,000	10,000,000	3,995,589	24,892,921	24,892,921	38,300,000	0	0	0	3,630,317	22,617,240	22,617,240
Investments in equity investees	$ 12,201,696	76,017,792	72,051,143
Investments under equity method, Percentage																	18.60%	18.60%		30.00%	30.00%		45.00%	45.00%	45.00%	45.00%		30.00%	30.00%		15.00%	15.00%		25.00%	25.00%		10.00%	10.00%		12.30%	12.30%
Investments under cost method, Percentage				1.20%	1.20%		13.70%	13.70%			0.00%	0.00%		2.30%	2.30%

Investments in Equity Investees - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended					1 Months Ended				12 Months Ended						1 Months Ended						1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Installment	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2010 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Maximum	Feb. 28, 2011 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2012 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") USD ($)	Dec. 31, 2011 OpenFeint Inc. ("OpenFeint") CNY	Dec. 31, 2010 OpenFeint Inc. ("OpenFeint")	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") USD ($)	Jul. 31, 2010 OpenFeint Inc. ("OpenFeint") Maximum	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2012 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2011 "CrowdStar Inc. ("Crowdstar")" CNY	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	Apr. 30, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)
Subsidiary, Sale of Stock [Line Items]
Cost method investments							$ 38,300,000			$ 3,995,589	24,892,921	24,892,921					$ 0	0		0				$ 3,630,317	22,617,240	22,617,240
Number of shares acquired	32,290						3,031,232
Equity interest held by entity in cost method on as converted basis													20.00%										20.00%						20.00%	20.00%
Amount paid to acquire investment									39,500,000
Cost method investment, transaction cost									1,200,000
Reduction in purchase price if predetermined target for consolidated income does not reach																25,000,000
Purchase price settlement agreement															10,000,000
Irrevocable guarantee issued by Korean bank under settlement agreement														10,000,000
Purchase price payable in number of installment						26
Other receivable, current										1,200,000	7,300,000
Impairment loss		520,657	3,243,744	0	196,115,321			184,900,000
Preferred stock, investment																						4,000,000					1,000,000	2,500,000
Preferred stock, investment, shares																						987,654					47,212	118,030
Proceeds from sales of preferred stock																	13,400,000	84,400,000
Amount withheld in escrow account																	2,500,000
Proceeds from sales of investment in stock																	1,600,000	10,200,000	10,900,000	68,700,000
Gain on investment disposal		2,524,164	15,725,792	44,434,802	6,827,900												2,500,000	15,700,000	7,100,000	44,400,000
Software license agreement, term																					5 years
Payment for equity fund investment																															1,200,000
Commitment to purchase funds under equity investments																															4,000,000
Fair value of Fund																																$ 7,900,000
Investments under equity method, Percentage																																12.30%

Available-For-Sale Investments - Additional Information (Detail) (Youjia) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011 USD ($)	Dec. 31, 2012 CNY
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired	925,926
Consideration for shares acquired	$ 1
Equity interest in investment	6.67%
Fair value of investment		6.3

Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Office buildings USD ($)	Dec. 31, 2012 Office buildings CNY	Dec. 31, 2011 Office buildings CNY	Dec. 31, 2012 Computer and equipment USD ($)	Dec. 31, 2012 Computer and equipment CNY	Dec. 31, 2011 Computer and equipment CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Office furniture and fixtures USD ($)	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2011 Office furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property plant and equipment, gross				$ 10,831,640	67,482,202	64,488,993	$ 27,292,400	170,034,382	193,354,191	$ 2,486,704	15,492,417	7,903,060	$ 2,161,649	13,467,292	9,558,048	$ 1,515,780	9,443,462	13,012,578	$ 2,848,530	17,746,626	16,957,721	$ 0	0	1,150,000
Less: accumulated depreciation and amortization	(36,771,650)	(229,091,066)	(245,911,570)
Property plant and equipment, net	$ 10,365,053	64,575,315	60,513,021

Property, Equipment and Software - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	$ 3,252,938	20,266,129	14,914,744	23,856,884
Impairment on equipment	$ 0	0	0	4,928,990

Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	40,235,526	40,748,074	$ 1,606,916
Gross Amount, Write-off fully impaired goodwill	(30,199,751)
Accumulated Impairment Loss, Write-off fully impaired goodwill	30,199,751
Translation difference	(24,528)	(512,548)
Gross Amount, Balance at end of period	10,011,247	40,235,526	1,606,916
Accumulated Impairment Loss, Balance at beginning of period	(30,199,751)	(30,199,751)	0
Net Amount, Write-off fully impaired goodwill	0
Accumulated Impairment Loss, Balance at end of period	0	(30,199,751)	0
Net Amount, Balance at beginning of period	10,035,775	10,548,323	1,606,916
Translation difference	(24,528)	(512,548)
Net Amount, Balance at end of period	10,011,247	10,035,775	$ 1,606,916

Goodwill - Additional Information (Detail) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2005
Goodwill [Line Items]
Goodwill recognized	10.9	30.2
Intangible assets recognized		283.7

Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail) (Amortizable intangible assets)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	$ 24,821,547	154,640,722	186,793,796
Acquired game development cost	1,971,879	12,285,000	0
Less: Accumulated amortization	(1,624,352)	(10,119,873)	(38,432,377)
Impairment provision	(91,353)	(569,138)	0
Translation difference	(190,510)	(1,186,900)	(209,639)
Net book value of intangible assets subject to amortization	$ 24,887,211	155,049,811	148,151,780

Intangible Assets - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Backlog USD ($)
Intangible Assets [Line Items]
Written off of acquired game licenses			$ 6,300,000	39,000,000	40,300,000
License agreements, cash consideration						24,700,000
License agreements, term						The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.	The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.
License agreements, initial payments	10,000,000	62,900,000
License agreements, addition payments	12,700,000	79,900,000
License agreements, current liabilities	5,300,000	32,900,000
Previously recognized backlog in relation to game development and license agreement acquired								400,000
Amortization expense related to intangible assets			1,700,000	10,700,000	2,000,000		10,000,000
Impairment of intangible assets			$ 91,353	569,139	0		33,020,462

Estimated Aggregate Amortization Expense From Existing Intangible Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Expected Amortization Expense [Line Items]
2013	$ 3,685,132	22,958,741
2014	3,624,898	22,583,476
2015	3,624,898	22,583,476
2016	3,624,898	22,583,476
2017	3,624,898	22,583,476
Total	$ 18,184,724	113,292,645

Intangible Assets Not Subject to Amortization (Detail) (Non amortizable intangible assets)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Indefinite-lived Intangible Assets [Line Items]
In-process research and development	$ 0	0	12,285,000
Translation difference	0	0	(943,380)
Net book value of intangible assets not subject to amortization	$ 0	0	11,341,620

Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Intangible Assets [Line Items]
Land use right	$ 13,669,178	85,160,349	85,160,349
Less: accumulated amortization	(1,772,882)	(11,045,234)	(9,124,323)
Net book value	$ 11,896,296	74,115,115	76,036,026

Land Use Right - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Sale Leaseback Transaction [Line Items]
Amortization of land use right	$ 308,327	1,920,911	1,920,910	1,920,911

Other Long-Term Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY
Schedule of Other Assets [Line Items]
Deferred employee compensation	$ 876,287	5,459,354	10,708,214
Prepayment and deposits for property, equipment and software	5,267,890	32,819,483	28,565,286
Long-term receivable, non current				7,270,199	3,561,524	22,188,652	28,651,292
Others	75,326	469,286	561,612
Total	$ 9,781,027	60,936,775	75,756,603

Impairment Of Long-Lived Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Computer and equipment CNY	Dec. 31, 2010 Acquired game licenses CNY	Dec. 31, 2012 Licensed games that have not commercially Launched USD ($)	Dec. 31, 2012 Licensed games that have not commercially Launched CNY	Dec. 31, 2010 Licensed games that have not commercially Launched CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment	$ 0	0	0	4,928,990	4,900,000
Impairment of intangible assets	$ 91,353	569,139	0	33,020,462		21,500,000	$ 100,000	600,000	11,500,000

Assets Measured at Fair Value on Recurring Basis (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investment-Youjia (Note 9)	$ 1,008,892	6,285,500	6,342,100	0	0	6,285,500

Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning Balance	6,342,100	0	0
Purchases	0	6,342,100	0
Unrealized loss recognized in other comprehensive income	(56,600)	0	0
Impairment losses included in earnings	0	0	0
Fair Value Ending Balance	6,285,500	6,342,100	0

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Significant Unobservable Inputs (Level 3) CNY
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment												0	0	0	0	0	0	0	0	0	0	0	0
Upfront licensing fees								0	0	0	0
Total								0	0	0	0
Investment	520,657	3,243,744	0	196,115,321	1,313,067	1,341,153	1,902,591
Upfront licensing fees	91,353	569,139	0	33,020,462
Total		5,125,950

Fair Value Measurements - Additional information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Percentage of discounted cash flow model based on discount rate	30.50%	30.50%
Impairment on equipment	$ 0	0	0	4,928,990
Impairment of intangible assets	$ 91,353	569,139	0	33,020,462

Taxation - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2012 Federal tax USD ($)	Dec. 31, 2012 State income tax USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Scenario 1	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Scenario 2	Dec. 31, 2012 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2011 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2010 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2009 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2008 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2012 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Dec. 31, 2011 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Dec. 31, 2010 China The9 Interactive (Beijing) Limited ("C9I Beijing") CNY	Oct. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Nov. 30, 2008 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") CNY	Dec. 31, 2012 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2010 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2012 U.S
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%							25.00%	24.00%	22.00%	20.00%	18.00%									34.00%
Preferential enterprise income tax rate for three years	15.00%																	15.00%	15.00%
Tax savings from reduced tax rate
State income tax rate																							8.84%
Increase in valuation allowance	135.2	56.2
Net operating loss carry forwards	862.2			63.6	63.9
Net operating loss carry forwards expiring In 2013	16.5
Net operating loss carry forwards expiring In 2014	126.3
Net operating loss carry forwards expiring In 2015	230.6
Net operating loss carry forwards expiring In 2016	197.8
Net operating loss carry forwards expiring In 2017	291
Net operating loss carry forwards, expiration year						2026		2016
Tax credit available to offset future taxes payable				0.1	0.1
Foreign tax credit available to offset future taxes payable				2.5
Tax credit available to offset future taxes payable, expiration date				2016
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%						5.00%		10.00%
Percentage of beneficial interest owned							25.00%		25.00%
Income tax, statute of limitation						3 years		5 years
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance	0.1
Income tax, statute of limitation under special circumstance	10 years

Composition of Income Tax Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic tax authority USD ($)	Dec. 31, 2012 Domestic tax authority CNY	Dec. 31, 2011 Domestic tax authority CNY	Dec. 31, 2010 Domestic tax authority CNY	Dec. 31, 2012 Foreign tax authority USD ($)	Dec. 31, 2012 Foreign tax authority CNY	Dec. 31, 2011 Foreign tax authority CNY	Dec. 31, 2010 Foreign tax authority CNY
Income Taxes [Line Items]
Current income tax (expense) benefit	$ 0	0	(165)	39,061	$ 0	0	(165)	39,061	$ 0	0	0	0
Deferred taxation	21,701,041	135,199,657	56,216,109	131,458,011	9,988,429	62,228,916	20,125,336	56,671,847	11,712,612	72,970,741	36,090,773	74,786,164
Change in valuation allowance	(21,701,041)	(135,199,657)	(56,216,109)	(138,865,092)	(9,988,429)	(62,228,916)	(20,125,336)	(64,078,928)	(11,712,612)	(72,970,741)	(36,090,773)	(74,786,164)
Income tax (expense) benefit	$ 0	0	(165)	(7,368,020)

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	0.00%	1.00%	(4.00%)
Change of prior year deferred tax assets	0.00%	(5.00%)	0.00%
Change of valuation allowance	(25.00%)	(19.00%)	(15.00%)
(Income) not subject to tax and non-deductible expenses, net	0.00%	1.00%	(9.00%)
Effect of tax holidays	0.00%	0.00%	(1.00%)
Effect of future tax rate change	0.00%	0.00%	3.00%
Effect of expired net operating loss carry forwards	0.00%	(3.00%)	0.00%
Effective EIT rate	0.00%	0.00%	(1.00%)

Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	$ 716,902	4,466,370	4,719,622
Temporary differences related to provision for advances to suppliers	388,727	2,421,809	0
Temporary differences related to provision for doubtful accounts	502,778	3,132,359	0
Temporary differences related to prepaid royalties	0	0	4,495,406
Other	664,651	4,140,842	1,721,596
Total current deferred tax assets	2,273,058	14,161,380	10,936,624
Less: Valuation allowance	(2,273,058)	(14,161,380)	(10,936,624)
Net current deferred tax assets	0	0	0
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	1,054,215	6,567,863	13,139,782
Startup expenses and advertising fee	3,051,557	19,011,503	9,818,616
Temporary differences related to research and development credits	162,432	1,011,966	5,368,367
Temporary differences related to equity investment	1,486,937	9,263,766	5,619,339
Foreign tax credits	2,491,964	15,525,185	15,563,223
Temporary differences related to provision for prepayment for equipment	802,555	5,000,000	5,000,000
Tax loss carry forwards	60,673,479	378,001,844	247,897,899
Total non-current deferred tax assets	69,723,139	434,382,127	302,407,226
Less: Valuation allowance	(69,723,139)	(434,382,127)	(302,407,226)
Net non-current deferred tax assets	0	0	0
Total deferred tax assets	0	0	0
Temporary differences related to amortization of intangible assets	$ 884,150	5,508,341	5,521,837

Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	$ 50,295,156	313,343,850	257,127,741
Increase in valuation allowance	21,701,041	135,199,657	56,216,109	138,865,092
Valuation Allowance Ending Balance	$ 71,996,197	448,543,507	313,343,850	257,127,741

Other Payables and Accruals (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Staff cost related payables USD ($)	Dec. 31, 2012 Staff cost related payables CNY	Dec. 31, 2011 Staff cost related payables CNY	Dec. 31, 2012 Professional services USD ($)	Dec. 31, 2012 Professional services CNY	Dec. 31, 2011 Professional services CNY	Dec. 31, 2012 Product development services USD ($)	Dec. 31, 2012 Product development services CNY	Dec. 31, 2011 Product development services CNY	Dec. 31, 2012 Marketing and promotion USD ($)	Dec. 31, 2012 Marketing and promotion CNY	Dec. 31, 2011 Marketing and promotion CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Accounts Payable and Accrued Liabilities [Line Items]
Other payables and accruals	$ 8,103,346	50,484,656	47,906,323	$ 4,196,955	26,147,447	27,419,504	$ 1,082,884	6,746,476	10,613,150	$ 874,401	5,447,604	3,090,913	$ 673,402	4,195,359	1,692,630	$ 1,275,704	7,947,770	5,090,126

Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Feb. 29, 2012 World of Warcraft Game Points Refund Agent	Dec. 31, 2011 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2010 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2009 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points	$ 27,286,670	169,998,682		169,998,682			$ 27,300,000			200,400,000	$ 170,000,000
Cash paid to refund WOW game points									400,000	4,000,000
Other operating income	19,261	120,000	4,200,000	25,993,004	0
Legal liability			2 years	2 years
Liability related to refund of WOW game points, release period			20 years	20 years
Advance Payments made to agent										43,300,000	5,500,000	34,300,000
Installments period						5 years
Amount of expected refund from advances made to agent, current											1,400,000	8,600,000
Amount of expected refund from advances made to agent, non current								28,651,292			$ 3,561,524	22,188,652

Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2013 Subsequent Event
Stock Repurchase Program [Line Items]
Share buyback, authorized amount	$ 25	$ 10
Stocks repurchased under share repurchase program, value		$ 0.1	$ 3.4	$ 4.3
Stocks repurchased under share repurchase program (in shares)		0.04	0.7	1.5

Shareholder Rights Plan - Additional Information (Detail)	Dec. 31, 2009 Right
Class of Warrant or Right [Line Items]
Rights distributed for each ordinary share outstanding	1
Exercise price of shareholders rights plan	19.5
Shareholder rights plan, expiration date	Jan 8, 2019
Minimum
Class of Warrant or Right [Line Items]
Shareholders rights plan, ownership interest for rights to be exercisable	15.00%

Employee Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	$ 5.4	33.7	24.3	24.8

Share-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended										1 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				82 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2012 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2012 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2011 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2010 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when Group achieves breakeven	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Maximum USD ($)	Jul. 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	May 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2012 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2012 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2011 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2012 2004 Option Plan USD ($)	Dec. 31, 2012 2004 Option Plan CNY	Dec. 31, 2011 2004 Option Plan USD ($)	Dec. 31, 2011 2004 Option Plan CNY	Dec. 31, 2010 2004 Option Plan USD ($)	Dec. 31, 2010 2004 Option Plan CNY	Dec. 31, 2012 2004 Option Plan Maximum	Oct. 01, 2008 Stock options granted by TDC HKD	Sep. 30, 2008 Stock options granted by TDC	Dec. 31, 2012 Stock options granted by TDC CNY	Dec. 31, 2011 Stock options granted by TDC CNY	Dec. 31, 2010 Stock options granted by TDC CNY	Dec. 31, 2010 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2010 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2011 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2011 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 CNY	Sep. 30, 2011 Stock options and ordinary shares granted by Red 5	Apr. 06, 2010 Stock options and ordinary shares granted by Red 5	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 Minimum USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 Maximum USD ($)	Jul. 31, 2011 Nonvested equity interest of Jiushi granted to employees	Dec. 31, 2012 Nonvested equity interest of Jiushi granted to employees USD ($)	Dec. 31, 2012 Nonvested equity interest of Jiushi granted to employees CNY	Dec. 31, 2011 Nonvested equity interest of Jiushi granted to employees CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options originally approved for issuance																					6,449,614	6,449,614							30,000				13,626,955	13,626,955							22,855,591	13,626,955
Stock options contractual term																											5 years
Stock options vesting percentage on each anniversary after grant date																					33.00%	33.00%
Options to purchase ordinary share, outstanding shares																					3,415,741	3,415,741	3,806,615	3,806,615						16,240,000	16,611,000				21,533,673	21,533,673	19,684,602	19,684,602	21,533,673	21,533,673
Options to purchase ordinary shares, available for future grants																					1,928,177	1,928,177													251,632	251,632			251,632	251,632
Total intrinsic value of options exercised																					$ 31,563		$ 41,165		$ 4,579								$ 14,141				$ 3,507
Fair value of options granted				$ 1.92										$ 2.13	$ 2.58	$ 6.03	$ 6.03			6.03			$ 1.92		$ 2.23																		$ 0.012	$ 0.149
Share-based compensation		5,999,643	37,378,374		53,271,520	30,179,917		2,300,000	14,500,000	30,800,000	3,900,000							300,000	1,900,000	2,300,000	2,600,000	16,300,000		17,900,000		24,000,000					400,000	500,000		1,800,000	200,000	4,000,000		1,500,000								100,000	700,000	400,000
Unrecognized compensation cost																					$ 1,900,000	11,500,000													$ 800,000	4,800,000			$ 800,000	4,800,000
Unrecognized compensation cost related to non-vested options, recognition period																					9 months 15 days	9 months 15 days													2 years 7 months 17 days	2 years 7 months 17 days
Equity granted							1,500,000					500,000	1,000,000				30,000
Stock award term							5 years
Fair value of equity granted							$ 6.48																																								2,200,000
Equity expected to vest each year from 2011 to 2013 so long as such directors continue their services during period																	10,000
Equity vested																40,000
Stock options expiration term																													8 years						10 years	10 years
Option granted																												18,961,000							1,921,422	1,921,422			28,963,258	28,963,258
Number of ordinary shares authorized to be purchased																												18,961
Stock options, vesting period																												4 years							4 years	4 years
Stock options, exercise price																												0.1															$ 0.0001	$ 0.245
Options, expiration date																												Dec 31, 2015
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant																																			5 years	5 years			5 years	5 years
Restricted common stocks granted	6,122,435
Percentage of restricted common stocks vested	60.00%
Stocks vested period	36 months
Equity interest granted																																													20.00%

Share Option Activities, 2004 Option Plan (Detail) (2004 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2004 Option Plan
Number of option
Outstanding at beginning of period	3,806,615
Exercised	(28,321)
Forfeited	(362,553)
Outstanding at end of period	3,415,741	3,806,615
Vested and expected at end of period	3,379,045
Exercisable at end of period	2,561,937
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 5.64
Exercised	$ 5.13
Forfeited	$ 7.83
Outstanding at end of period	$ 5.41	$ 5.64
Vested and expected at end of period	$ 5.41
Exercisable at end of period	$ 5.41
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	2 years 8 months 12 days	3 years 7 months 6 days
Vested and expected to vest at end of period	2 years 8 months 12 days
Exercisable at end of period	2 years 7 months 28 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 6,351,833
Outstanding at end of period		6,351,833
Vested and expected to vest at end of period
Exercisable at end of period

Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.33%
Expected life (years)	3 years 3 months	3 years 3 months
Expected dividend yield	$ 0	$ 0
Volatility	57.90%
Fair value of options at grant date	$ 1.92
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at grant date		$ 2.13
Risk-free interest rate		0.77%
Volatility		59.24%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options at grant date		$ 2.58
Risk-free interest rate		1.03%
Volatility		60.71%

Share Options Activity, Stock Options Granted by TDC (Detail) (Stock options granted by TDC)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD
Number of Options
Outstanding at beginning of period	16,611,000	16,611,000
Forfeited	(371,000)	(371,000)
Outstanding at end of period	16,240,000	16,240,000	16,611,000	16,611,000
Vested and expected at end of period	16,240,000	16,240,000
Exercisable at end of period	16,240,000	16,240,000
Weighted-Average Exercise Price
Outstanding at beginning of period		0.1
Forfeited		0.1
Outstanding at end of period		0.1		0.1
Vested and expected at end of period		0.1
Exercisable at end of period		0.1
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	3 years	3 years	4 years	4 years
Vested and expected at end of period	3 years	3 years
Exercisable at end of period	3 years	3 years
Aggregate Intrinsic Value
Outstanding at beginning of period
Forfeited
Outstanding at end of period
Vested and expected at end of period
Exercisable at end of period

Share Option Activities, Stock Options Granted by Red 5 (Detail) (Stock options and ordinary shares granted by Red 5, USD $)	12 Months Ended		82 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of period	19,684,602
Granted	1,921,422		28,963,258
Exercised	(5,000)
Forfeited	(67,351)
Outstanding at end of period	21,533,673	19,684,602	21,533,673
Vested and expected at end of period	21,506,496		21,506,496
Exercisable at end of period	9,302,929		9,302,929
Weighted-Average Exercise Price Per Option
Outstanding at beginning of period	$ 0.129
Granted	$ 0.116
Exercised	$ 0.124
Forfeited	$ 0.137
Outstanding at end of period	$ 0.128	$ 0.129	$ 0.128
Vested and expected at end of period	$ 0.128		$ 0.128
Exercisable at end of period	$ 0.132		$ 0.132
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 2 months 9 days	4 years 11 months 12 days
Vested and expected at end of period	4 years 2 months 9 days
Exercisable at end of period	3 years 7 months 10 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 74,867
Outstanding at end of period	21,815	74,867	21,815
Vested and expected at end of period	21,815		21,815
Exercisable at end of period	$ 21,815		$ 21,815

Fair Value of Options Measured based on Black-Scholes Option Pricing Model, Stock Options Granted by Red 5 (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	3 years 3 months	3 years 3 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		0.77%
Volatility, minimum		59.24%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum		1.03%
Volatility, maximum		60.71%
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.10%
Risk-free interest rate, maximum	5.00%
Expected dividend yield	0.00%
Volatility, minimum	38.89%
Volatility, maximum	69.36%
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years

Related Party Transactions and Balances - Additional Information (Detail)	12 Months Ended			12 Months Ended											1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Fire Rain USD ($)	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 9Webzen Limited USD ($)	Dec. 31, 2012 9Webzen Limited CNY	Dec. 31, 2011 9Webzen Limited CNY	Dec. 31, 2010 9Webzen Limited CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2011 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka EUR (€)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Anelka USD ($)	Dec. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba EUR (€)
Related Party Transaction [Line Items]
Cooperative agreement term															2 years
Payment on promotion services																$ 5,100,000	32,000,000
Amortized prepayment remaining balance																		2,600,000	16,000,000			2,300,000	14,200,000
Promotion services payable																				21,900,000	2,700,000			24,300,000	3,100,000
Due from related party									1,300,000
Proceed from related party including unrecognized revenue						300,000	1,800,000
Receivable from related party									1,300,000
Unrecognized revenue from related party									500,000
Investments under equity method, Percentage						30.00%	30.00%			45.00%	45.00%	45.00%	45.00%
Equity method investments	1,564,983	9,750,000	0			0	0	0		1,095,941	6,827,820	1,095,941	6,827,820	9,706,069
Loans outstanding										800,000	5,300,000
Additional loan amount										700,000	4,500,000
Percentage of revenue generated				20.00%	20.00%
Revenues from related party	$ 700,000	4,500,000		$ 100,000	800,000

Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net loss attributable to ordinary shareholders	$ (82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	24,494,046	24,494,046	24,956,197	25,121,679
Loss per share-Basic and diluted	$ (3.37)	(20.98)	(11.39)	(19.89)

Loss Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	4,915,741	5,865,811	6,048,078

Restricted Net Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Minimum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriations of statutory reserve of registered capital	50.00%

Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Additional paid-in capital CNY	Dec. 31, 2011 Additional paid-in capital CNY	Dec. 31, 2010 Additional paid-in capital CNY
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited	$ (82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise		3,923	4,619	6,666	3,265	4,044	5,564
Increase in The9 Limited's additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest			(1,205,640)	(598,739)	0	1,565,749	523,586
Decrease in The9 Limited's additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian					0	(12,741,104)	(6,981,392)
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest					3,933,247	0	0
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests		(510,065,580)	(295,501,242)	(506,063,836)

Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 2,730,320	17,010,169
2014	180,353	1,123,617
2015	17,813	110,976
Future minimum lease payments for non-cancellable operating leases	$ 2,928,486	18,244,762

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended					12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 CNY	Jul. 31, 2011 CNY	Feb. 03, 2010 CNY	Jun. 18, 2007 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Operating lease rental expenses						$ 4.1	25.6	21.2	18.4
Damages sought by plaintiff for losses against third party and the Group			20		100
Compensation awarded by court to plaintiff	0.4	2.2		1.6
Legal fees paid						0.3	1.9	1.2	4.5
Estimated contingency loss								2		0.3
Accrued contingency loss								2		$ 0.3

Subsequent Events - Additional Information (Detail) (Subsequent Event) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Feb. 28, 2013	Apr. 30, 2013 Fire Rain
Subsequent Event [Line Items]
Capital contributed to joint venture of registered capital	$ 0.8	5.2
Investments under equity method, Percentage			51.50%	58.50%
Percentage of equity interest transferred by individual to Group				33.50%